As filed with the Securities and Exchange Commission on March 12, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

BUILDERS FIXED INCOME FUND, INC.

ANNUAL REPORT TO SHAREHOLDERS

December 31, 2006

This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

January 18, 2007

Dear Shareholder,

As the Chairman and President of the Builders Fixed Income Fund, Inc. (the “Fund”), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund’s ProLoan program works with mortgage lenders who provide loans to buyers of newly constructed or substantially renovated homes, while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. (“CMM”), the Fund’s manager, actively coordinates the origination of ProLoans. We believe our hands-on approach leads to substantial impact in our targeted mortgage markets.

We are pleased to present the Fund’s financial statements for the year ended December 31, 2006. The Fund seeks to deliver quality core plus fixed income management to its investors. Principal Global Investors, LLC, the Fund’s subadviser, manages the Fund’s investments and its Proloan mortgage pipeline with the goal of achieving the best returns possible. Principal has a large staff of portfolio managers, analysts, and others knowledgeable in all aspects of the fixed income market. Principal’s skill in mortgage-backed securities, and fixed income investment management in general, provides the resources required to effectively manage the Fund’s portfolio. The Fund’s performance for the one year ended December 31, 2006 was 5.54% before fees and 4.35% after fees. The Fund’s five-year average return was 5.37% before fees and 4.58% after fees. Please see the Performance Graph in the Annual Report for complete standardized performance information. Principal’s continued goal is to maximize opportunities for the Fund in the fixed income markets.

The Fund’s net asset value per share was $14.36 on December 31, 2006, compared to $14.45 on December 31, 2005. The Fund’s total net assets were $247,998,472 on December 31, 2006 compared to $241,311,798 on December 31, 2005.

CMM is focused on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the Proloan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 127 Proloan applications in the principal amount of $29,153,957 in 2006, compared to 77 ProLoan applications in the principal amount of $18,151,164 in 2005. The increase in ProLoan activity was due to a increase in certain programs and market activity in the St. Louis area. The ProLoan program currently is active in St. Louis, Missouri, Southern Illinois and Milwaukee, Wisconsin.

We strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the Proloan Program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.

Sincerely, John W. Stewart Chairman and President Builders Fixed Income Fund, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Statements and other information herein are dated and are subject to change. Current performance to the most recent month end may be obtained by calling 1-877-923-5626. The views expressed are those of the Chairman and President as of December 31, 2006 and are not intended as a forecast or as investment recommendations.

Dear Shareholder:

The 2006 rate of growth in the U.S. economy slowed significantly from the +5.6% annual pace of the first quarter. Real gross domestic product (GDP) slowed to +2.6% in the second quarter, +2.0% in the third quarter, and to an estimated +3.5% in the fourth quarter. While the year was characterized by an intensive slump in housing, which is ongoing, energy prices came down sharply. Although the Federal Reserve (Fed) continued to tighten through its June meeting, it paused after June and interest rates fell in the second half of last year rather than going a bit higher. The combination of lower energy prices and lower interest rates helped maintain consumer confidence at reasonable levels and prevented a large downturn in consumer spending.

U.S. economic activity is expected to slow modestly to approximately 2.5%-3.0% during the first quarter of 2007. The U.S. economy is in a mid-cycle slowdown and the odds of a recession are slim. Consumer spending growth should continue at a good pace as long as employment growth continues. While the fundamental picture is relatively stable, the focus continues to be on the Fed as the market ponders whether it will remain on hold, raise rates or begin monetary easing. Continued inflation expectations and uncertainty within the housing sector will likely keep the Fed on hold throughout the first quarter of 2007 at a rate of 5.25%. Treasury rates should remain range bound for the near term. Short-term rates should remain anchored by the higher fed funds rate and the yield curve could become more negatively sloped.

Builders Fixed Income Fund, Inc. (the “Fund”) outperformed the Lehman Aggregate Bond Index (the “Index”) for the one-year period ending Dec. 31, 2006, returning 4.35% (after deducting fees and expenses) vs. 4.33% for the Index (which reflects no deduction for fees and expenses). This performance can primarily be attributed to the Fund’s duration and sector positioning in comparison to the Index. The Fund was positioned with a long duration relative to the Index.

During the one-year period, the Fund committed to purchase $29 million of new construction ProLoans to qualified buyers who utilize union labor.

The Fund benefited from an out-of-index allocation of 11% to below investment grade corporate bonds. The Fund had overweighted positions in asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) and investment grade credit, which were among the best performing sectors and positively contributed to performance vs. the Index during the period. U.S. Treasuries underperformed the Index during the period and the Fund held an underweighted position to this sector. Mortgage-backed securities (MBS) which outperformed in 2006 were neutrally weighted for most of the year.

Given our outlook for interest rates, the Fund’s duration is long vs. the Index. The Fund continues to be underweighted in shorter maturity U.S. Treasuries to benefit from the expected additional flattening of the yield curve. As we anticipate the beginning of the Fed’s easing cycle, the Fund will move to an overweighted position in shorter maturity U.S. Treasuries. This positioning will be timed to capture performance as prices of shorter maturity U.S. Treasuries should increase if monetary policy eases.

The Fund has overweighted positions to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). The Fund will remain in higher quality issuers as delinquency rates in sub prime borrowers are on the rise. The high quality and low volatility of these sectors should drive excess performance. The Fund will maintain a neutrally weighted position to mortgage-backed securities (MBS). As the market remains in a transitory period, the potential exists for higher volatility and shifts in the yield curve.

Due to continued strength in the fundamentals and expected demand from investors, the Fund continues to be overweighted in investment grade corporate bonds. U.S. agencies will remain underweighted in the Fund largely due to rich valuations vs. other fixed income sectors. The below investment grade corporate bond sector continues to be supported by strong fundamentals, low distressed debt and minimal defaults. However, if we view this sector as fully valued and if we believe there will be underperformance in the coming months, we expect to reduce the exposure.

Principal’s objectives are to add value through disciplined security selection and sector rotation. Our fixed income team’s portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. Value is added primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We place primary emphasis on investing in investment grade securities offering what we believe are superior risk-adjusted yield premiums. Within the Fund’s portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund’s exposure to a single corporate issuer, and we take particular care to limit the contribution to duration associated with lower rated credits.

Sincerely,

/s/ Martin J. Schafer

Martin J. Schafer
Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Statements and other information herein are dated and are subject to change. Current performance to the most recent month end may be obtained by calling 1.800.257.1872. Please see the Performance Graph in the Annual Report for complete standardized performance information.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. This index is not available for investment and does not incur expenses.

The views expressed are those of the investment subadviser as of December 31, 2006 and are not intended as a forecast or as investment recommendations.

PERFORMANCE GRAPH

Total Returns for Periods Ending December 31, 2006	One Year	Five Years	Average Annualized Since Inception*
Builders Fixed Income Fund, Inc.	4.35%	4.58%	5.01%
Lehman Brothers Aggregate Bond Index +	4.33%	5.06%	5.92%
Lipper Intermediate Investment Grade Index ++	4.47%	4.93%	5.58%

* The Fund commenced operations on October 31, 1997.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

++ The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

BUILDERS FIXED INCOME FUND, INC.
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (07/01/06)	$1,000.00	$1,000.00
Ending Account Value (12/31/06)	$1,051.70	$1,019.11
Expenses Paid during Period*	$6.26	$6.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year period (184), then divided by the number of days in the fiscal year (365) (to reflect the one-half year period).

Schedule of Investments
December 31, 2006
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
ASSET BACKED SECURITIES - 28.4%
Ace Securities Corp.
5.580%, 03/25/2035 (a)(b)(d)	$42,287	$42,331
5.600%, 07/25/2035 (a)(b)(d)	850,000	851,426
Adjustable Rate Mortgage Trust
5.087%, 11/25/2035 (a)	300,000	299,001
Ameriquest Mortgage Securities, Inc.
5.650%, 03/25/2035 (a)(b)(d)	184,744	185,036
5.580%, 07/25/2035 (a)(b)(d)	258,015	258,535
Arran Master Trust
5.530%, 12/15/2010 (d)	600,000	600,336
Banc of America Commercial Mortgage, Inc.
5.675%, 08/10/2016 (a)(d)	400,000	408,920
5.309%, 12/10/2016 (a)	470,000	471,376
4.648%, 09/11/2036 (a)(d)	1,000,000	970,103
0.072%, 07/10/2043 (a)(c)(e)	33,290,056	420,720
4.857%, 07/10/2043 (a)(d)	1,290,000	1,250,403
4.974%, 07/10/2043 (a)	230,000	221,672
5.334%, 09/10/2045 (a)	570,000	572,180
Banc of America Alternative Loan Trust
5.750%, 06/25/2036	1,099,098	1,097,446
Bear Stearns Adjustable Rate Mortgage Trust
3.518%, 06/25/2034 (a)	270,000	263,402
5.096%, 08/25/2035 (a)	466,396	467,582
Bear Stearns Commercial Mortgage Securities
6.800%, 07/15/2031 (a)	26,929	26,954
0.530%, 05/11/2039 (c)(e)	2,625,423	51,324
3.236%, 02/11/2041 (a)	189,222	183,921
5.468%, 06/11/2041 (a)(d)	575,000	579,196
Bear Stearns Mortgage Funding Trust
5.530%, 07/25/2036 (a)(b)	1,181,774	1,181,774
Bella Vista Mortgage Trust
5.600%, 05/20/2045 (a)(b)(d)	412,099	413,605
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	492,021
Capital One Multi-Asset Execution Trust
5.570%, 12/15/2009 (a)(b)	670,000	670,533
Carrington Mortgage Loan Trust
5.610%, 01/25/2035 (a)(b)(d)	168,772	168,951
Carss Finance LP
5.630%, 01/15/2011 (a)(b)(c)	90,971	91,069
Chase Commercial Mortgage Securities Corp.
7.543%, 07/15/2032 (a)(d)	1,946,612	1,987,940
Chase Credit Card Master Trust
5.550%, 05/15/2009 (a)(b)(d)	325,000	325,251
5.700%, 02/15/2011 (a)(b)(d)	750,000	755,017
Citibank Credit Card Master Trust I
5.643%, 03/10/2011 (b)(d)	475,000	477,556
Citigroup Commercial Mortgage Trust
0.524%, 10/15/2049 (a)(e)	8,640,000	254,975
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.453%, 10/15/2048 (a)(e)	14,440,000	365,982
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a)(d)	1,497,360	1,568,268
4.049%, 10/15/2037 (a)(d)	1,100,000	1,068,388
5.045%, 05/10/2043 (a)	250,000	245,892
0.046%, 12/10/2046 (e)	7,325,000	92,135
5.248%, 12/10/2046 (a)	415,000	414,787
Countrywide Alternative Loan Trust
6.068%, 07/20/2035 (a)(b)(d)	415,235	416,265
5.770%, 12/25/2035 (a)(b)	930,182	934,782
5.520%, 06/25/2036 (a)(b)	950,000	951,400
Countrywide Asset-Backed Certificates
7.050%, 04/25/2033 (a)(b)(d)	500,000	502,693
6.120%, 06/25/2033 (a)(b)(d)	750,000	750,690
5.630%, 09/25/2033 (a)(b)(d)	44,547	44,586
5.393%, 03/25/2036 (a)	460,000	457,405
6.085%, 06/25/2036 (a)	400,000	403,838
5.513%, 08/25/2036 (a)	385,000	384,994
Credit Suisse Mortgage Capital Certificates
0.591%, 09/15/2039 (a)(c)(e)	9,760,000	313,442
0.065%, 12/15/2039 (a)(e)	2,410,000	42,363
0.692%, 12/15/2039 (a)(e)	11,110,000	411,114
CS First Boston Mortgage Securities Corp.
5.630%, 11/15/2020 (a)(b)(c)	368,312	368,748
1.383%, 03/15/2036 (a)(c)(e)	2,870,059	76,628
0.460%, 05/15/2036 (a)(c)(e)	4,025,610	53,734
0.613%, 07/15/2036 (a)(c)(e)	4,219,196	92,548
0.164%, 11/15/2037 (a)(c)(e)	6,479,815	139,089
7.631%, 09/15/2041 (a)	130,000	138,500
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a)	625,000	621,568
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.530%, 03/25/2036 (a)(b)	1,075,000	1,077,268
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030 (a)(c)(d)	545,000	549,629
First Horizon Asset Back Trust
5.480%, 03/26/2012 (a)(b)	1,232,467	1,232,082
First NLC Trust
5.650%, 09/25/2035 (a)(b)(d)	518,804	519,846
First Union National Bank Commercial Mortgage
8.087%, 05/15/2032 (a)	250,000	270,871
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	370,266
GE Capital Commercial Mortgage Corp.
0.599%, 03/10/2040 (a)(c)(e)	5,575,217	112,530
4.978%, 05/10/2043 (a)(d)	1,265,000	1,236,597
5.333%, 11/10/2045 (a)	1,200,000	1,206,054
GMAC Commercial Mortgage Securities, Inc.
0.829%, 03/10/2038 (a)(c)(e)	4,066,233	113,684
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	300,000	300,101
5.805%, 10/25/2036 (a)	215,000	215,244
5.560%, 11/25/2036 (a)(b)(d)	1,500,000	1,501,542
Great America Leasing Receivables
5.390%, 09/15/2011 (a)(c)	160,000	160,499
Greenwich Capital Commercial Funding Co.
0.323%, 06/10/2036 (a)(c)(e)	28,659,106	339,381
5.912%, 07/10/2038 (a)(d)	425,000	444,332
GS Mortgage Securities Corp. II
0.655%, 11/10/2039 (e)	4,663,933	213,841
IMPAC CMB Trust
6.350%, 10/25/2033 (a)(b)	97,069	97,182
5.660%, 04/25/2035 (a)(b)(d)	253,939	254,307
Indymac Index Mortgage Loan Trust
5.580%, 04/25/2035 (a)(b)(d)	291,866	293,118
5.610%, 06/25/2035 (a)(b)	327,631	328,572
5.650%, 08/25/2035 (a)(b)(d)	543,271	545,686
JP Morgan Chase Commercial Mortgage Securities Corp.
0.516%, 10/12/2035 (a)(c)(e)	3,010,645	112,288
5.132%, 09/12/2037 (a)	150,000	146,404
1.119%, 01/12/2039 (a)(c)(e)	3,994,378	138,062
0.203%, 01/15/2042 (a)(c)(e)	6,735,404	125,555
4.780%, 07/15/2042 (a)(d)	530,000	509,187
5.593%, 05/12/2045 (a)	340,000	345,244
5.440%, 05/15/2045 (a)	590,000	592,300
5.298%, 05/15/2047 (a)	625,000	625,284
JP Morgan Mortgage Trust
4.953%, 11/25/2035 (a)	750,000	749,000
5.328%, 04/25/2036 (a)	168,045	167,841
5.848%, 06/25/2036 (a)	621,468	621,669
5.994%, 06/25/2036 (a)	322,759	323,367
5.900%, 08/25/2036 (a)(b)	486,488	485,351
5.980%, 08/25/2036 (a)	1,000,000	1,017,989
5.584%, 10/25/2036 (a)	1,050,000	1,046,694
LB-UBS Commercial Mortgage Trust
7.950%, 05/15/2015 (a)	102,525	102,712
4.904%, 06/15/2026 (a)(d)	500,000	498,066
4.435%, 12/15/2029 (a)(d)	390,000	379,429
4.310%, 02/15/2030 (a)(d)	1,100,000	1,071,842
5.741%, 06/15/2032 (a)(d)	459,299	465,559
0.260%, 03/15/2036 (a)(c)(e)	2,818,193	81,485
1.148%, 03/15/2036 (a)(c)(e)	2,503,545	78,476
7.092%, 06/15/2036 (a)(c)	1,000,000	1,071,753
0.687%, 08/15/2036 (a)(c)(e)	3,290,410	72,126
5.413%, 09/15/2036 (a)	150,000	150,447
0.133%, 07/15/2040 (a)(c)(e)	15,493,555	343,911
Long Beach Mortgage Loan Trust
5.880%, 06/25/2034 (a)(b)(d)	170,000	170,734
5.460%, 08/25/2035 (a)(b)(d)	9,379	9,384
MBNA Credit Card Master Note Trust
5.730%, 10/15/2009 (a)(b)(d)	750,000	751,388
Merrill Lynch Mortgage Investors, Inc.
5.910%, 01/25/2035 (a)(b)(d)	42,300	42,334
Merrill Lynch Mortgage Trust
5.782%, 08/12/2016 (a)(d)	530,000	546,227
5.615%, 05/12/2039 (a)	485,000	493,254
5.660%, 05/12/2039 (a)	300,000	308,124
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.112%, 11/29/2011 (a)	490,000	486,594
5.456%, 07/12/2046 (a)	315,000	316,256
0.051%, 12/12/2049 (e)	4,325,000	64,537
Morgan Stanley ABS Capital I
5.450%, 07/25/2035 (a)(b)(d)	129,367	129,471
Morgan Stanley Capital I
1.010%, 01/13/2041 (a)(c)(e)	2,289,372	83,230
0.000%, 12/15/2043 (a)(c)(e)	5,230,000	71,095
MSDWCC Heloc Trust
5.540%, 07/25/2017 (a)(b)(d)	227,571	227,893
New Century Home Equity Loan Trust
6.070%, 01/25/2034 (a)(b)(d)	686,739	690,944
5.620%, 07/25/2035 (a)(b)(d)	450,000	450,981

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
Option One Mortgage Loan Trust
5.880%, 05/25/2034 (a)(b)(d)	$475,000	$476,457
6.400%, 05/25/2034 (a)(b)(d)	475,000	475,304
5.650%, 11/25/2034 (a)(b)(d)	8,585	8,592
Providian Master Note Trust
5.100%, 11/15/2012 (a)(c)	600,000	597,537
Residential Asset Securities Corp.
5.940%, 12/25/2033 (a)(b)(d)	661,902	663,050
5.620%, 07/25/2035 (a)(b)(d)	725,000	727,881
SACO I, Inc.
5.620%, 04/25/2035 (a)(b)(d)	123,601	123,697
Specialty Underwriting & Residential Finance
5.860%, 02/25/2035 (a)(b)(d)	325,000	326,540
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	340,506	337,485
5.250%, 02/25/2036 (a)	443,218	440,484
Structured Asset Securities Corp.
5.500%, 05/26/2036 (a)	600,000	600,911
Wachovia Bank Commercial Mortgage Trust
0.195%, 11/15/2035 (a)(c)(e)	11,511,355	137,273
0.442%, 10/15/2041 (a)(c)(e)	14,738,686	254,242
0.272%, 03/15/2042 (a)(c)(e)	23,110,126	285,503
4.935%, 04/15/2042 (a)(d)	1,175,000	1,144,318
5.795%, 07/15/2045 (a)(d)	640,000	658,933
Wamu Alternative Mortgage Pass-Through Certificates
5.630%, 06/25/2046 (a)(b)	1,303,751	1,306,361
Washington Mutual Asset Securities Corp.
3.830%, 01/25/2035 (a)(c)	456,822	441,331
Washington Mutual, Inc.
3.802%, 06/25/2034 (a)	450,000	434,737
4.672%, 05/25/2035 (a)	215,000	211,679
6.096%, 10/25/2036 (a)	236,686	237,054
5.770%, 07/25/2044 (a)(b)(d)	268,324	270,550
5.880%, 01/25/2045 (a)(b)(d)	548,485	550,596
5.620%, 04/25/2045 (a)(b)(d)	171,815	172,498
5.615%, 05/25/2045 (a)(b)(d)	171,815	172,378
5.640%, 07/25/2045 (a)(b)(d)	445,184	446,963
Wells Fargo Home Equity Trust
5.850%, 04/25/2034 (a)(b)(d)	350,000	350,229
Wells Fargo Mortgage Backed Securities Trust
4.746%, 12/25/2033 (a)(b)	3,111,907	3,019,761
4.187%, 03/25/2035 (a)	467,222	459,507
4.987%, 10/25/2035 (a)	367,703	364,238
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)	320,000	316,220
TOTAL ASSET BACKED SECURITIES
(Cost $70,493,352)		$70,459,823
CORPORATE BONDS - 40.2%
Financial Services - 10.7%
ABX Financing Co.
5.750%, 10/15/2016 (a)(c)	270,000	269,000
6.350%, 10/15/2036 (a)(c)	210,000	209,668
Ace Ina Holdings, Inc.
6.700%, 05/15/2036 (a)	125,000	134,906
ACE Ltd.
6.000%, 04/01/2007	430,000	430,471
Ameriprise Financial, Inc.
5.350%, 11/15/2010 (a)	295,000	295,913
7.518%, 06/01/2066 (a)	365,000	401,518
Amerus Group Co.
5.950%, 08/15/2015 (a)	115,000	119,956
Aon Corp.
8.205%, 01/01/2027	360,000	417,009
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	255,000	282,153
Avalonbay Communities, Inc.
5.500%, 01/15/2012 (a)	220,000	221,577
AXA SA
6.379%, 12/14/2049 (a)(c)	110,000	108,969
6.463%, 12/14/2049 (a)(c)	110,000	108,831
Barclays Bank Plc
5.926%, 12/15/2049 (a)(c)	415,000	421,009
Bear Stearns Cos, Inc.
5.966%, 09/27/2007 (b)(d)	750,000	753,861
5.300%, 10/30/2015	105,000	103,791
BOI Cap Funding No 2 LP
5.571%, 02/01/2049 (a)(c)	230,000	225,015
Capital One Bank
5.000%, 06/15/2009	440,000	437,748
6.500%, 06/13/2013	360,000	379,986
Capital One Capital III
7.686%, 08/15/2036	110,000	124,974
Capital One Financial Corp.
5.700%, 09/15/2011	195,000	198,093
4.800%, 02/21/2012	95,000	92,473
6.150%, 09/01/2016	120,000	124,331
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	173,472
Citadel Finance Ltd.
6.250%, 12/15/2011 (c)	325,000	320,651
CNA Financial Corp.
6.000%, 08/15/2011 (a)	240,000	244,162
Commonwealth Bank of Australia
6.024%, 03/15/2016 (a)(c)	240,000	243,238
Countrywide Financial Corp.
5.635%, 12/19/2008 (b)(d)	290,000	290,931
6.250%, 05/15/2016	235,000	239,942
E*Trade Financial Corp.
7.375%, 09/15/2013 (a)	100,000	104,500
Endurance Specialty Holdings Ltd.
7.000%, 07/15/2034 (a)	295,000	304,143
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	455,000	473,266
Ford Motor Credit Co.
9.875%, 08/10/2011	250,000	267,628
9.824%, 04/15/2012 (b)	100,000	106,106
General Motors Acceptance Corp.
6.225%, 03/20/2007 (b)	95,000	95,012
6.000%, 12/15/2011	215,000	214,291
Genworth Financial, Inc.
6.150%, 11/15/2066 (a)	160,000	160,067
Glitnir Banki HF
5.534%, 10/15/2008 (b)(c)	225,000	224,636
Goldman Sachs Group, Inc.
5.250%, 10/15/2013	525,000	521,862
6.450%, 05/01/2036 (a)	495,000	516,733
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	144,829
5.950%, 10/15/2036 (a)	105,000	105,791
Health Care Property Investors, Inc.
5.650%, 12/15/2013 (a)	325,000	321,074
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (a)	115,000	115,767
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	248,389
4.125%, 12/15/2008	200,000	196,119
4.125%, 11/16/2009	425,000	413,466
4.750%, 07/15/2013	275,000	267,026
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	436,141
iStar Financial, Inc.
5.700%, 09/15/2009 (b)(c)	250,000	250,334
5.650%, 09/15/2011 (a)	240,000	239,720
5.150%, 03/01/2012 (a)	400,000	389,448
5.950%, 10/15/2013 (a)(c)	200,000	201,285
Janus Capital Group, Inc.
5.875%, 09/15/2011	140,000	141,029
Jefferies Group, Inc.
6.250%, 01/15/2036 (a)	375,000	364,963
JP Morgan Chase & Co.
5.250%, 05/01/2015	600,000	591,022
Key Bank NA
5.395%, 08/08/2007 (b)(d)	375,000	375,241
Lazard Group
7.125%, 05/15/2015 (a)	250,000	259,361
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (a)(c)	110,000	120,725
Lloyds TSB Group PLC
6.267%, 11/14/2049 (a)(c)	430,000	430,766
Markel Corp.
6.800%, 02/15/2013	125,000	129,958
Marsh & McLennan Cos, Inc.
5.875%, 08/01/2033	105,000	95,941
MBIA Global Funding LLC
5.350%, 02/20/2007 (b)(c)(d)	600,000	599,989
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009	250,000	254,198
5.770%, 07/25/2011	360,000	368,315
Metlife, Inc.
0.000%, 12/15/2036 (a)	300,000	302,386
Metropolitan Life Global Funding I
5.511%, 03/17/2009 (b)(c)(d)	750,000	751,347
MGIC Investment Corp.
5.625%, 09/15/2011 (a)	120,000	120,361
Mizuho JGB Investment LLC
9.870%, 12/31/2049 (a)(c)	150,000	159,012
Morgan Stanley
3.625%, 04/01/2008 (a)	250,000	245,014
4.750%, 04/01/2014	740,000	708,600
PartnerRe Finance II
6.440%, 12/01/2066 (a)	160,000	160,883

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	$360,000	$380,336
Rabobank Capital Funding Trust
5.254%, 10/29/2049 (a)(c)	300,000	289,791
Residential Capital Corp.
6.739%, 06/29/2007 (b)(d)	425,000	427,166
5.850%, 06/09/2008 (b)	250,000	249,577
6.000%, 02/22/2011 (a)	380,000	379,624
6.500%, 04/17/2013 (a)	135,000	136,989
SLM Corp.
5.537%, 07/26/2010 (b)	550,000	550,653
SMFG Preferred Capital USD 1 Ltd.
6.078%, 01/25/2049 (a)(c)	325,000	322,663
St. Paul Travelers Cos., Inc.
5.750%, 03/15/2007	560,000	560,586
Stancorp Financial Group, Inc.
6.875%, 10/01/2012 (a)	130,000	136,977
SunTrust Preferred Capital I
5.853%, 12/15/2049 (a)	170,000	171,480
Swiss Re Capital I LP
6.854%, 05/25/2049 (a)(c)	250,000	262,729
Transatlantic Holdings, Inc.
5.750%, 12/14/2015 (a)	250,000	249,386
VTB Capital SA for Vneshtorgbank
6.115%, 09/21/2007 (b)(c)(d)	225,000	225,388
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	645,901
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	220,000	232,181
5.650%, 08/15/2014	225,000	225,657
6.750%, 05/20/2036	170,000	183,162
Wellpoint, Inc.
5.850%, 01/15/2036 (a)	290,000	282,685
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	217,397
Wells Fargo Capital X
5.950%, 12/15/2036 (a)	320,000	314,709
Woori Bank
6.125%, 05/03/2016 (a)(c)	240,000	245,315
		26,560,744
Industrial - 23.4%
Accuride Corp.
8.500%, 02/01/2015 (a)	125,000	120,937
Advanstar Communications, Inc.
10.750%, 08/15/2010 (a)	150,000	162,187
Ainsworth Lumber Co., Ltd.
7.250%, 10/01/2012 (a)	100,000	79,250
Alamosa Delaware, Inc.
11.000%, 07/31/2010 (a)	185,000	199,936
Allied Waste North America, Inc.
9.250%, 09/01/2012 (a)	325,000	346,937
AMC Entertainment, Inc.
9.624%, 08/15/2010 (a)(b)	150,000	155,812
America Movil Sa De CV
6.005%, 04/27/2007 (b)(d)	500,000	502,000
Amerisourcebergen Corp.
5.625%, 09/15/2012 (a)	245,000	242,078
AMF Bowling Worldwide, Inc.
10.000%, 03/01/2010 (a)	150,000	156,187
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	310,000	314,293
Angiotech Pharmaceuticals, Inc.
9.103%, 12/01/2013 (a)(b)(c)	225,000	228,937
Asbury Automotive Group, Inc.
9.000%, 06/15/2012 (a)	100,000	105,000
AT&T Corp.
7.300%, 11/15/2011 (a)	275,000	298,041
Athena Neurosciences Financial LLC
7.250%, 02/21/2008 (a)	200,000	204,500
AVIS Budget Car Rental LLC
7.750%, 05/15/2016 (a)(c)	100,000	96,750
Bae Systems Holdings, Inc.
6.400%, 12/15/2011 (a)(c)	360,000	372,673
5.200%, 08/15/2015 (a)(c)	365,000	348,269
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	205,833
Biovail Corp.
7.875%, 04/01/2010 (a)	225,000	230,906
BJ Services Co.
5.539%, 06/01/2008 (a)(b)	500,000	500,350
Block Communications, Inc.
8.250%, 12/15/2015 (a)(c)	100,000	100,250
Blyth, Inc.
5.500%, 11/01/2013 (a)	125,000	103,750
Bombardier, Inc.
6.750%, 05/01/2012 (a)(c)	150,000	147,750
8.000%, 11/15/2014 (a)(c)	100,000	103,000
Boston Scientific Corp.
6.000%, 06/15/2011 (a)	205,000	207,098
Brickman Group Ltd.
11.750%, 12/15/2009 (a)	500,000	533,750
British Telecommunications Plc
8.125%, 12/15/2010 (a)	525,000	586,399
Bunge Ltd.
4.375%, 12/15/2008 (a)	725,000	710,046
5.100%, 07/15/2015 (a)	250,000	233,210
Burlington Northern Santa Fe Corp.
6.200%, 08/15/2036 (a)	300,000	310,148
Cadmus Communications Corp.
8.375%, 06/15/2014 (a)	150,000	150,000
Cameron International Corp.
2.650%, 04/15/2007 (a)	350,000	347,179
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a)(c)	500,000	490,830
CanWest MediaWorks, Inc.
8.000%, 09/15/2012 (a)	125,000	131,094
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	279,168
Case New Holland, Inc.
9.250%, 08/01/2011 (a)	425,000	452,094
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	248,787
Celulosa Arauco Y Constitucion SA
5.125%, 07/09/2013 (a)	100,000	96,813
Charter Communications Operating LLC
8.375%, 04/30/2014 (a)(c)	200,000	209,750
Chartered Semiconductor Manufacturing Ltd.
6.250%, 04/04/2013	225,000	226,845
Chemed Corp.
8.750%, 02/24/2011 (a)	150,000	156,000
Chemtura Corp.
6.875%, 06/01/2016 (a)	190,000	183,825
Chesapeake Energy Corp.
7.625%, 07/15/2013 (a)	225,000	238,219
7.500%, 09/15/2013 (a)	125,000	130,781
Chevron Phillips Chemical Co., LLC
5.375%, 06/15/2007 (a)	250,000	249,797
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (a)(c)	197,000	197,985
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (a)	150,000	182,250
8.750%, 09/15/2013	155,000	181,350
Cintas Corp No. 2
5.125%, 06/01/2007 (a)	100,000	99,878
Columbus McKinnon Corp.
8.875%, 11/01/2013 (a)	125,000	132,500
Comcast Corp.
5.674%, 07/14/2009 (a)(b)	475,000	476,392
7.050%, 03/15/2033 (a)	150,000	160,890
6.450%, 03/15/2037 (a)	345,000	346,331
Communications & Power Industries, Inc.
8.000%, 02/01/2012 (a)	125,000	127,500
Compass Minerals International, Inc.
0.000%, 06/01/2013 (a)	150,000	143,625
Complete Production Services, Inc.
8.000%, 12/15/2016 (a)(c)	110,000	113,300
Compton Petroleum Finance Corp.
7.625%, 12/01/2013 (a)	100,000	97,000
Coors Brewing Co.
6.375%, 05/15/2012 (a)	100,000	103,598
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036 (c)	170,000	174,821
Corrections Corp of America
7.500%, 05/01/2011 (a)	160,000	165,600
Cott Beverages USA, Inc.
8.000%, 12/15/2011 (a)	125,000	128,125
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	471,365
Cox Communications, Inc.
4.625%, 01/15/2010 (a)	125,000	122,439
7.125%, 10/01/2012 (a)	290,000	309,524
6.450%, 12/01/2036 (a)(c)	150,000	148,128
CRH America, Inc.
5.300%, 10/15/2013 (a)	150,000	146,232
6.000%, 09/30/2016 (a)	100,000	101,124
6.400%, 10/15/2033 (a)	175,000	174,423
Crystal US Holdings 3 LLC
0.000%, 10/01/2014 (a)	150,000	129,750
CSC Holdings, Inc.
7.875%, 12/15/2007	125,000	126,875

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
CVS Corp.
3.875%, 11/01/2007 (a)	$255,000	$251,797
DaimlerChrysler NA Holding Corp.
5.833%, 09/10/2007 (b)(d)	250,000	250,592
5.790%, 03/13/2009 (b)	900,000	901,414
5.750%, 09/08/2011	245,000	244,630
Davita, Inc.
6.625%, 03/15/2013 (a)	150,000	151,125
Delhaize America, Inc.
8.125%, 04/15/2011 (a)	460,000	498,528
Deutsche Telekom International Finance BV
5.546%, 03/23/2009 (b)	475,000	476,031
Dex Media East LLC/Dex Media East Finance Co.
9.875%, 11/15/2009 (a)	100,000	105,000
12.125%, 11/15/2012 (a)	280,000	309,050
Dex Media West LLC/Dex Media Finance Co.
8.500%, 08/15/2010 (a)	125,000	130,469
Diageo Capital PLC
5.125%, 01/30/2012 (a)	275,000	271,866
Diageo Finance BV
5.480%, 03/30/2009 (b)	475,000	475,820
5.500%, 04/01/2013	120,000	119,924
Dobson Cellular Systems, Inc.
8.375%, 11/01/2011 (a)(c)	125,000	132,344
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	195,670
Dycom Industries, Inc.
8.125%, 10/15/2015 (a)	130,000	135,200
EchoStar DBS Corp.
6.625%, 10/01/2014 (a)	300,000	293,250
Elan Finance PLC/Elan Finance Corp
8.875%, 12/01/2013 (a)(c)	110,000	110,550
9.496%, 12/01/2013 (a)(b)(c)	200,000	199,500
Erac USA Finance Co.
5.626%, 04/30/2009 (b)(c)	475,000	476,229
Falconbridge Ltd.
7.250%, 07/15/2012 (a)	450,000	484,894
5.375%, 06/01/2015 (a)	250,000	244,896
FedEx Corp.
3.500%, 04/01/2009	140,000	134,533
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	101,933
Flextronics International Ltd.
6.500%, 05/15/2013 (a)	250,000	248,125
Ford Motor Credit Co.
6.500%, 01/25/2007	550,000	549,912
5.800%, 01/12/2009	220,000	216,107
8.000%, 12/15/2016	350,000	344,127
Fortune Brands, Inc.
5.125%, 01/15/2011 (a)	230,000	225,899
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	501,512
Freescale Semiconductor, Inc.
9.125%, 12/15/2014 (a)(c)	150,000	149,813
GenCorp, Inc.
9.500%, 08/15/2013 (a)	100,000	106,500
General Motors Acceptance Corp.
6.311%, 11/30/2007	125,000	124,245
6.875%, 09/15/2011	250,000	256,680
General Motors Corp.
7.400%, 09/01/2025	100,000	85,000
Georgia-Pacific Corp.
7.000%, 01/15/2015 (a)(c)	100,000	100,250
Giant Industries, Inc.
11.000%, 05/15/2012 (a)	250,000	269,375
Goodrich Corp.
6.800%, 07/01/2036 (a)	290,000	309,522
Goodyear Tire & Rubber Co.
8.625%, 12/01/2011 (a)(c)	150,000	155,625
Greenbrier Cos, Inc.
8.375%, 05/15/2015 (a)	100,000	102,250
Hanover Equipment Trust
8.750%, 09/01/2011 (a)	125,000	130,938
Harrahs Operating Company, Inc.
5.500%, 07/01/2010 (a)	155,000	152,042
HCA, Inc.
9.250%, 11/15/2016 (a)(c)	225,000	241,594
Hercules, Inc.
6.750%, 10/15/2029 (a)	125,000	123,125
Hexcel Corp.
6.750%, 02/01/2015 (a)	125,000	123,750
Hexion US Finance Corp.
9.750%, 11/15/2014 (a)(c)	100,000	101,875
Home Depot, Inc.
5.490%, 12/16/2009 (a)(b)	250,000	250,185
5.250%, 12/16/2013	300,000	298,198
5.875%, 12/16/2036 (a)	200,000	196,947
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	424,688
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	180,160
6.150%, 06/15/2019 (a)	230,000	232,321
ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	180,000	177,981
Idearc, Inc.
8.000%, 11/15/2016 (a)(c)	175,000	178,500
Impress Holdings BV
8.490%, 09/15/2013 (a)(b)(c)	100,000	100,750
Insight Communications Co, Inc.
12.250%, 02/15/2011 (a)	125,000	131,250
Intelsat Corp.
6.375%, 01/15/2008 (a)	375,000	376,875
Interline Brands, Inc.
8.125%, 06/15/2014 (a)	125,000	129,063
Intermec, Inc.
7.000%, 03/15/2008 (a)	200,000	202,000
International Lease Finance Corp.
5.625%, 09/20/2013	256,000	258,227
Intertape Polymer US, Inc.
8.500%, 08/01/2014 (a)	100,000	90,750
JC Penney Corp., Inc.
8.125%, 04/01/2027 (a)	355,000	365,216
Joy Global, Inc.
6.000%, 11/15/2016 (a)(c)	125,000	124,482
KB Home
9.500%, 02/15/2011 (a)	100,000	103,125
Kennametal, Inc.
7.200%, 06/15/2012 (a)	350,000	368,993
Knowledge Learning Corp., Inc.
7.750%, 02/01/2015 (a)(c)	150,000	144,375
Kraft Foods, Inc.
6.500%, 11/01/2031	310,000	335,112
KT Corp.
4.875%, 07/15/2015 (c)	140,000	133,848
Landrys Restaurants, Inc.
7.500%, 12/15/2014 (a)	100,000	98,250
Levi Strauss & Co.
12.250%, 12/15/2012 (a)	125,000	139,688
Lyondell Chemical Co.
10.500%, 06/01/2013 (a)	125,000	138,125
8.250%, 09/15/2016 (a)	225,000	237,375
Macdermid, Inc.
9.125%, 07/15/2011 (a)	225,000	235,125
Masco Corp.
6.125%, 10/03/2016 (a)	400,000	403,458
Massey Energy Co.
6.875%, 12/15/2013 (a)	125,000	118,125
Mastec, Inc.
7.750%, 02/01/2008 (a)	240,000	239,700
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	350,000	376,177
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	147,375
Mohawk Industries, Inc.
6.500%, 04/15/2007 (a)	230,000	230,557
Mosaic Co.
7.375%, 12/01/2014 (a)(c)	225,000	232,031
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	128,438
NBTY, Inc.
7.125%, 10/01/2015 (a)	100,000	98,500
Neenah Paper, Inc.
7.375%, 11/15/2014 (a)	175,000	168,000
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012 (a)	300,000	337,949
Newfield Exploration Co.
7.450%, 10/15/2007 (a)	375,000	381,094
6.625%, 09/01/2014 (a)	225,000	226,125
NewMarket Corp.
7.125%, 12/15/2016 (a)(c)	100,000	100,500
News America, Inc.
6.625%, 01/09/2008	375,000	379,174
4.750%, 03/15/2010	150,000	147,502
6.200%, 12/15/2034	155,000	150,094
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	318,954
7.875%, 03/15/2032 (a)	125,000	149,145
Nextel Communications, Inc.
5.950%, 03/15/2014 (a)	580,000	565,626
Nissan Motor Acceptance Corp.
4.625%, 03/08/2010 (c)	285,000	277,235

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
Norbord, Inc.
7.250%, 07/01/2012 (a)	$185,000	$191,895
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	125,000	119,063
NXP BV/NXP Funding LLC
8.124%, 10/15/2013 (a)(b)(c)	100,000	102,000
Oakmont Asset Trust
4.514%, 12/22/2008 (c)	195,000	190,439
Occidental Petroleum Corp.
4.000%, 11/30/2007 (a)	250,000	247,417
Omnicare, Inc.
6.750%, 12/15/2013 (a)	50,000	49,625
6.875%, 12/15/2015 (a)	275,000	272,938
Owens Corning, Inc.
6.500%, 12/01/2016 (a)(c)	75,000	76,326
7.000%, 12/01/2036 (a)(c)	110,000	111,427
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/2009 (a)	242,000	248,655
8.750%, 11/15/2012 (a)	150,000	159,750
Peabody Energy Corp.
7.375%, 11/01/2016 (a)	60,000	64,200
PEP Boys-Manny Moe & Jack
4.250%, 06/01/2007 (a)	250,000	248,438
7.500%, 12/15/2014 (a)	125,000	114,844
Petro-Canada
5.950%, 05/15/2035 (a)	280,000	266,389
PetroHawk Energy Corp.
9.125%, 07/15/2013 (a)	100,000	105,500
Phibro Animal Health Corp.
10.000%, 08/01/2013 (a)(c)	100,000	104,250
Phillips-Van Heusen
8.125%, 05/01/2013 (a)	200,000	211,000
Pilgrim's Pride Corp.
9.625%, 09/15/2011 (a)	130,000	136,500
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (a)(c)	100,000	104,500
Potash Corp of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	193,566
Premcor Refining Group, Inc.
9.250%, 02/01/2010 (a)	365,000	381,746
9.500%, 02/01/2013 (a)	225,000	243,079
Quest Diagnostics, Inc.
5.450%, 11/01/2015 (a)	215,000	207,897
Rainbow National Services LLC
10.375%, 09/01/2014 (a)(c)	150,000	167,438
Reynolds American, Inc.
7.250%, 06/01/2013 (a)(c)	200,000	208,899
Rhodia SA
10.250%, 06/01/2010	125,000	143,125
Rite Aid Corp.
8.125%, 05/01/2010 (a)	150,000	153,938
Riviera Holdings Corp.
11.000%, 06/15/2010 (a)	125,000	133,125
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	479,250
6.375%, 03/01/2014 (a)	115,000	117,013
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	250,000	253,518
Rural Cellular Corp.
8.250%, 03/15/2012 (a)	125,000	130,781
Ryder System, Inc.
5.950%, 05/02/2011 (a)	115,000	116,407
SABMiller PLC
6.500%, 07/01/2016 (a)(c)	375,000	391,865
Safeway, Inc.
5.713%, 03/27/2009 (a)(b)	225,000	225,755
5.800%, 08/15/2012 (a)	385,000	386,185
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	125,625
6.800%, 10/01/2016 (a)	360,000	363,600
Sequa Corp.
9.000%, 08/01/2009 (a)	150,000	161,250
Sheridan Group, Inc.
10.250%, 08/15/2011 (a)	125,000	130,625
Smith International, Inc.
6.000%, 06/15/2016 (a)	240,000	244,580
Smurfit-Stone Container Enterprises, Inc.
8.375%, 07/01/2012 (a)	125,000	123,125
Southern Copper Corp.
7.500%, 07/27/2035 (a)	140,000	152,500
Sprint Nextel Corp.
6.000%, 12/01/2016 (a)	325,000	317,336
Stanadyne Corp.
10.000%, 08/15/2014 (a)	150,000	154,875
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 05/01/2007 (a)	500,000	502,083
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	137,266
Stewart & Stevenson LLC/Stewart & Stevenson Corp.
10.000%, 07/15/2014 (a)(c)	125,000	131,875
Stone Energy Corp.
8.124%, 07/15/2010 (a)(b)(c)	125,000	124,375
Stripes Acquisition LLC/Susser Finance Corp.
10.625%, 12/15/2013 (a)(c)	106,000	115,540
Sungard Data Systems, Inc.
9.125%, 08/15/2013 (a)	125,000	131,875
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 04/15/2012 (a)	150,000	156,750
Swift Energy Co.
9.375%, 05/01/2012 (a)	175,000	185,500
Teck Cominco Ltd.
6.125%, 10/01/2035 (a)	190,000	183,149
Telecom Italia Capital SA
5.851%, 02/01/2011 (b)	165,000	164,317
5.984%, 07/18/2011 (a)(b)	280,000	279,914
Telefonica Emisiones SAU
5.665%, 06/19/2009 (a)(b)	275,000	275,523
5.984%, 06/20/2011	190,000	193,594
7.045%, 06/20/2036 (a)	105,000	111,885
Telefonica Europe BV
7.750%, 09/15/2010 (a)	250,000	268,727
Telefonos de Mexico SA de CV
4.500%, 11/19/2008 (a)	90,000	88,827
Telus Corp.
7.500%, 06/01/2007 (a)	675,000	680,064
Tenneco, Inc.
10.250%, 07/15/2013 (a)	125,000	137,500
Terex Corp.
9.250%, 07/15/2011 (a)	150,000	157,031
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	295,000
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036	120,000	116,982
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	242,570
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	365,000	429,210
Time Warner, Inc.
5.500%, 11/15/2011 (a)	200,000	199,699
6.500%, 11/15/2036 (a)	150,000	149,788
TRW Automotive, Inc.
9.375%, 02/15/2013 (a)	175,000	188,563
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a)(c)	150,000	154,500
U.S. Oncology, Inc.
9.000%, 08/15/2012 (a)	150,000	159,000
UGS Corp.
10.000%, 06/01/2012 (a)	125,000	136,875
United Components, Inc.
9.375%, 06/15/2013 (a)	150,000	156,000
United Rentals North America, Inc.
6.500%, 02/15/2012 (a)	150,000	148,875
United States Steel Corp.
9.750%, 05/15/2010 (a)	125,000	133,594
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	161,438
USG Corp.
6.300%, 11/15/2016 (a)(c)	225,000	223,434
Vale Overseas Ltd.
6.250%, 11/21/2016 (a)	225,000	227,148
Valspar Corp.
6.000%, 05/01/2007 (a)	200,000	200,272
Verizon Communications, Inc.
5.350%, 02/15/2011 (a)	70,000	70,177
Verizon Global Funding Corp.
5.504%, 08/15/2007 (a)(b)	225,000	225,001
7.750%, 12/01/2030 (a)	245,000	288,226
Viacom, Inc.
5.711%, 06/16/2009 (b)	125,000	125,296
5.750%, 04/30/2011 (a)	155,000	155,226
Videotron Ltee
6.875%, 01/15/2014 (a)	125,000	126,406
Visant Corp.
7.625%, 10/01/2012 (a)	125,000	127,188
Vodafone Group PLC
5.700%, 06/15/2011 (b)	290,000	291,947
Weatherford International Ltd.
6.500%, 08/01/2036 (a)	195,000	196,397
Whirlpool Corp.
5.865%, 06/15/2009 (a)(b)	200,000	200,608

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
WMG Acquisition Corp.
7.375%, 04/15/2014 (a)	$115,000	$114,425
Wyeth
6.950%, 03/15/2011 (a)	290,000	308,269
Xerox Corp.
6.400%, 03/15/2016 (a)	150,000	153,938
6.750%, 02/01/2017 (a)	185,000	194,250
Xstrata Finance Canada Ltd.
5.500%, 11/16/2011 (a)(c)	250,000	250,203
5.800%, 11/15/2016 (a)(c)	200,000	199,790
Xstrata Finance Dubai Ltd.
5.724%, 11/13/2009 (a)(b)(c)	250,000	250,228
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	195,000	193,116
6.100%, 04/01/2036 (a)	245,000	239,903
		58,090,939
Real Estate Investment Trust - 1.1%
American Real Estate Partners LP
8.125%, 06/01/2012 (a)	125,000	129,688
Brandywine Operating Partnership LP
5.810%, 04/01/2009 (a)(b)	225,000	225,000
5.625%, 12/15/2010 (a)	275,000	276,243
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	85,581
EOP Operating LP
5.875%, 01/15/2013 (a)	150,000	157,414
4.750%, 03/15/2014 (a)	240,000	238,110
Federal Realty Invs Trust
6.200%, 01/15/2017 (a)	120,000	124,006
Hospitality Properties Trust
6.300%, 06/15/2016 (a)	190,000	194,782
HRPT Properties Trust
5.961%, 03/16/2011 (a)(b)	400,000	400,581
Nationwide Health Properties, Inc.
6.500%, 07/15/2011 (a)	75,000	76,703
Simon Property Group LP
5.375%, 08/28/2008 (a)	90,000	89,642
4.600%, 06/15/2010 (a)	85,000	82,967
5.600%, 09/01/2011 (a)	270,000	272,452
5.750%, 05/01/2012 (a)	225,000	227,565
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	257,127
		2,837,861
Utilities - 5.0%
Ameren Energy Generating Co.
7.950%, 06/01/2032 (a)	45,000	53,439
Amerenue
5.400%, 02/01/2016 (a)	240,000	233,900
Amerigas Partners LP
7.125%, 05/20/2016 (a)	135,000	135,675
Arizona Public Service Co.
6.500%, 03/01/2012 (a)	275,000	284,397
6.250%, 08/01/2016 (a)	240,000	246,011
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)(c)	160,000	161,007
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (a)	145,000	139,941
Buckeye Partners LP
4.625%, 07/15/2013 (a)	300,000	280,037
CE Generation LLC
7.416%, 12/15/2018 (a)	108,675	113,842
Commonwealth Edison Co.
5.950%, 08/15/2016 (a)	175,000	177,248
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	120,740
Dayton Power & Light Co.
5.125%, 10/01/2013 (a)	250,000	246,096
Detroit Edison Co.
5.700%, 10/01/2037 (a)	240,000	231,882
Dominion Resources, Inc.
5.663%, 09/28/2007 (a)(b)(d)	290,000	290,178
5.950%, 06/15/2035 (a)	120,000	118,375
Duquesne Light Holdings, Inc.
5.500%, 08/15/2015 (a)	285,000	267,606
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	85,000	82,416
5.950%, 06/01/2033 (a)	250,000	231,551
Energy East Corp.
6.750%, 06/15/2012 (a)	50,000	52,499
Energy Transfer Partners LP
6.625%, 10/15/2035 (a)	95,000	98,141
Entergy Gulf States, Inc.
6.100%, 12/08/2008 (a)(b)(c)	255,000	255,679
Enterprise Products Operating LP
4.000%, 10/15/2007 (a)	725,000	716,266
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	116,168
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/2014 (a)	150,000	148,125
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	117,142
Kinder Morgan, Inc.
6.500%, 09/01/2012 (a)	265,000	266,567
Korea East-West Power Co., Ltd.
4.875%, 04/21/2011 (c)	105,000	103,006
Mirant Americas Generation LLC
8.300%, 05/01/2011 (a)	100,000	103,000
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	244,826
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	260,960
Northwest Pipeline Corp.
8.125%, 03/01/2010 (a)	195,000	204,019
NRG Energy, Inc.
7.250%, 02/01/2014 (a)	190,000	191,900
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	248,062
6.650%, 10/01/2036 (a)	220,000	225,760
Pacific Energy Partners LP / Pacific Energy Finance Corp.
6.250%, 09/15/2015 (a)	285,000	279,088
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)(c)	235,000	242,514
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (a)	250,000	234,451
PPL Energy Supply LLC
5.400%, 08/15/2014 (a)	220,000	216,182
6.200%, 05/15/2016 (a)	235,000	241,987
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/2013 (a)(c)	250,000	251,875
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	217,401
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	408,154
Southern Co Capital Funding, Inc.
5.300%, 02/01/2007	560,000	559,076
Southern Natural Gas Co.
8.875%, 03/15/2010 (a)	250,000	263,523
Southern Power Co.
6.375%, 11/15/2036 (a)	175,000	171,889
Southern Union Co.
7.200%, 11/01/2066 (a)	165,000	163,475
Southern Union Co.
6.150%, 08/16/2008	170,000	170,764
Southwestern Public Service Co.
6.000%, 10/01/2036 (a)	125,000	124,129
Tampa Electric Co.
6.550%, 05/15/2036 (a)	125,000	132,807
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	132,163	129,865
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	180,853	182,179
TEPPCO Partners LP
7.625%, 02/15/2012 (a)	405,000	435,928
TXU Electric Delivery Co.
6.375%, 05/01/2012 (a)	300,000	309,168
7.000%, 05/01/2032 (a)	135,000	148,140
TXU Energy Co. LLC
6.125%, 03/15/2008 (a)	100,000	100,658
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	218,203
5.400%, 01/15/2016 (a)	240,000	237,248
WCA Waste Corp.
9.250%, 06/15/2014 (a)(c)	125,000	130,938
Xcel Energy, Inc.
6.500%, 07/01/2036 (a)	75,000	79,508
		12,415,611
TOTAL CORPORATE BONDS
(Cost $99,460,441)		$99,905,155
FOREIGN GOVERNMENT NOTE/BONDS - 0.6%
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	156,941
Mexico Government International Bond
6.073%, 01/13/2009 (b)	330,000	333,383
8.000%, 09/24/2022	165,000	202,042
8.300%, 08/15/2031	100,000	128,100
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	330,750
South Africa Government International Bond
6.500%, 06/02/2014	250,000	263,437
TOTAL FOREIGN GOVERNMENT NOTE/BONDS
(Cost $1,333,839)		$1,414,653

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 29.7%
Federal Home Loan Mortgage Corp.
Pool #M80733, 5.500%, 03/01/2009	$134,150	$135,117
Pool #G12018, 5.500%, 04/18/2018	548,251	549,354
Pool #G12017, 5.000%, 05/15/2021	7,427,879	7,316,334
Pool #G12019, 6.000%, 05/15/2021	1,527,767	1,550,332
Pool #G12020, 6.500%, 05/15/2021	292,333	299,237
Pool #G01198, 7.000%, 11/01/2030	36,220	37,338
Pool #C01220, 6.500%, 09/01/2031	70,398	72,071
Pool #C01244, 6.500%, 10/01/2031	46,821	47,934
Pool #C01246, 7.000%, 10/01/2031	11,705	12,044
Pool #C01252, 6.500%, 11/01/2031	64,345	65,874
Pool #C01287, 6.500%, 01/01/2032	95,952	98,233
Pool #C70921, 6.000%, 09/01/2032	68,708	69,400
Pool #C01435, 6.000%, 12/01/2032	464,958	469,644
Pool #C01753, 5.000%, 01/01/2034	534,528	516,835
Pool #C01785, 5.000%, 02/01/2034 (d)	976,291	943,976
Pool #C01796, 5.000%, 03/01/2034	1,054,184	1,018,577
Pool #C01811, 5.000%, 04/01/2034	1,523,866	1,472,394
Pool #C01839, 5.000%, 05/01/2034	478,951	462,774
Pool #C01846, 5.000%, 06/01/2034	1,630,988	1,575,898
Pool #G08001, 5.000%, 07/01/2034 (d)	1,532,162	1,480,410
Pool #G08005, 5.500%, 08/01/2034	943,680	934,533
Pool #G08009, 5.000%, 09/01/2034 (d)	1,494,552	1,444,071
Pool #G08014, 5.000%, 10/01/2034 (d)	1,012,449	978,251
Pool #G08015, 5.500%, 10/01/2034	687,533	680,870
Pool #G08021, 5.500%, 11/01/2034	522,353	517,290
Pool #G08026, 5.000%, 12/01/2034	717,074	692,853
Pool #G08027, 5.500%, 12/01/2034	425,776	421,650
Pool #G08035, 5.000%, 01/01/2035 (d)	1,174,037	1,134,382
Pool #G08040, 5.000%, 02/01/2035 (d)	1,205,020	1,163,483
Pool #G08046, 5.500%, 03/01/2035	555,201	549,354
Pool #G08051, 5.000%, 04/01/2035 (d)	1,363,537	1,316,536
Pool #G08057, 5.000%, 05/01/2035	858,948	829,340
Pool #G08058, 5.500%, 05/01/2035 (d)	1,147,804	1,135,716
Pool #G0-8062, 5.000%, 06/01/2035	964,096	930,864
Pool #G08067, 5.000%, 07/01/2035 (d)	1,357,253	1,310,469
Pool #847533, 4.704%, 08/01/2035 (b)	268,733	265,227
Pool #G08079, 5.000%, 09/01/2035 (d)	991,125	956,961
Pool #1G0872, 5.034%, 09/01/2035 (b)	680,114	679,730
Pool #G08088, 6.500%, 10/01/2035	391,857	399,311
Pool #G08128, 5.500%, 05/01/2036	1,133,894	1,121,610
Pool #A51176, 6.000%, 08/01/2036	248,122	250,035
Pool #G08161, 6.000%, 11/01/2036	1,037,118	1,045,112
Pool #C02660, 6.500%, 11/01/2036	612,985	624,542
TBA, 5.500%, 01/01/2037 (f)	7,855,000	7,769,082
Federal National Mortgage Association
Pool #254366, 5.500%, 05/01/2009 (d)	263,669	265,162
Pool #699840, 5.000%, 04/01/2018	2,587,139	2,549,877
Pool #255635, 6.000%, 02/01/2025 (d)	849,811	859,941
Pool #504974, 6.500%, 07/01/2029	118,482	121,560
Pool #253398, 8.000%, 07/01/2030	27,204	28,701
Pool #253436, 7.500%, 08/01/2030	14,102	14,688
Pool #253437, 8.000%, 08/01/2030	49,591	52,321
Pool #253481, 8.000%, 09/01/2030	49,815	52,557
Pool #253516, 8.000%, 10/01/2030	96,984	102,322
Pool #253546, 7.500%, 11/01/2030	41,664	43,398
Pool #253547, 8.000%, 11/01/2030	94,167	99,351
Pool #253643, 7.500%, 01/01/2031	29,921	31,166
Pool #253672, 7.000%, 02/01/2031	57,666	59,393
Pool #253673, 7.500%, 02/01/2031	49,642	51,708
Pool #253711, 7.000%, 04/01/2031	90,704	93,365
Pool #253795, 7.000%, 04/01/2031	106,648	109,777
Pool #253712, 7.500%, 04/01/2031	33,276	34,632
Pool #253796, 7.500%, 04/01/2031	5,383	5,602
Pool #253842, 7.000%, 05/01/2031	98,291	101,174
Pool #253889, 6.500%, 06/01/2031	42,735	43,763
Pool #253907, 7.000%, 06/01/2031	150,732	155,154
Pool #253895, 7.000%, 07/01/2031	54,994	56,607
Pool #253949, 6.500%, 08/01/2031	32,022	32,792
Pool #253950, 7.000%, 08/01/2031	184,211	189,614
Pool #254008, 7.000%, 09/01/2031	150,095	154,498
Pool #254007, 6.500%, 10/01/2031	26,317	26,951
Pool #254050, 6.500%, 10/01/2031	23,679	24,248
Pool #254051, 7.000%, 10/01/2031	60,991	62,780
Pool #254092, 6.500%, 11/01/2031	83,221	85,224
Pool #254093, 7.000%, 11/01/2031	13,709	14,111
Pool #254147, 6.500%, 12/01/2031	118,159	121,003
Pool #254198, 6.000%, 01/01/2032	114,456	115,613
Pool #254238, 6.000%, 02/01/2032	228,030	230,376
Pool #254199, 6.500%, 02/01/2032	12,845	13,154
Pool #254263, 6.500%, 03/01/2032	161,545	165,299
Pool #254311, 6.500%, 04/01/2032	226,191	231,446
Pool #254346, 6.500%, 05/01/2032	63,484	64,959
Pool #254378, 6.500%, 06/01/2032	95,122	97,332
Pool #254406, 6.500%, 07/01/2032	289,275	295,996
Pool #254448, 6.500%, 08/01/2032	132,631	135,713
Pool #254549, 6.000%, 11/01/2032	211,423	213,418
Pool #254637, 5.500%, 01/01/2033	275,515	272,849
Pool #254638, 6.000%, 01/01/2033	57,929	58,475
Pool #254949, 5.000%, 11/01/2033	829,593	802,749
Pool #778961, 4.256%, 06/01/2034 (b)	322,172	317,505
Pool #786143, 4.389%, 07/01/2034 (b)	182,055	179,876
Pool #735341, 4.342%, 12/01/2034 (b)	505,573	499,052
Pool #810063, 4.656%, 03/01/2035 (b)	534,681	530,206
Pool #879419, 5.721%, 02/01/2036 (b)	236,780	237,621
Pool #831547, 6.000%, 05/01/2036	172,231	173,451
Pool #872828, 5.799%, 06/01/2036 (b)	123,617	123,584
Pool #867481, 6.000%, 07/01/2036	415,361	418,303
Pool #897164, 6.500%, 08/01/2036	509,377	519,140
TBA, 5.500%, 01/01/2022 (f)	1,950,000	1,950,000
TBA, 5.500%, 01/01/2037 (f)	8,045,000	7,951,984
TBA, 6.500%, 01/01/2037 (f)	1,705,000	1,737,501
Government National Mortgage Association
Pool #448335, 6.500%, 04/15/2031	221,570	227,774
Pool #003187, 6.000%, 01/20/2032	654,840	663,448
Pool #581950, 7.500%, 03/15/2032	13,049	13,629
TBA, 5.000%, 01/01/2037 (f)	1,800,000	1,750,500
TBA, 5.500%, 01/01/2037 (f)	2,820,000	2,806,780
TOTAL MORTGAGE BACKED SECURITIES
(Cost $74,704,362)		$73,786,221
U.S. GOVERNMENT AGENCY ISSUES - 1.1%
Federal Home Loan Mortgage Corp.
4.625%, 05/28/2013 (a)	280,000	270,702
Federal National Mortgage Association
7.250%, 05/15/2030 (d)	1,900,000	2,431,971
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,317,139)		$2,702,673
U.S. TREASURY OBLIGATIONS - 16.9%
U.S. Treasury Bond - 5.2%
7.250%, 05/15/2016	2,200,000	2,615,853
7.500%, 11/15/2016	2,400,000	2,917,126
6.250%, 08/15/2023	1,800,000	2,072,392
6.250%, 05/15/2030	4,400,000	5,242,877
		12,848,248
U.S. Treasury Inflation Indexed Bond - 2.0%
3.875%, 01/15/2009	892,576	917,402
4.250%, 01/15/2010	1,500,087	1,579,311
2.000%, 01/15/2014	2,513,256	2,442,179
		4,938,892
U.S. Treasury Note - 9.7%
4.500%, 02/15/2009	2,500,000	2,485,645
3.625%, 07/15/2009	4,750,000	4,626,244
3.500%, 02/15/2010	5,350,000	5,163,590
5.000%, 02/15/2011	3,225,000	3,266,322
4.875%, 02/15/2012	2,500,000	2,523,635
4.000%, 02/15/2014	1,300,000	1,244,802
4.750%, 05/15/2014	1,200,000	1,203,469
4.250%, 11/15/2014	3,650,000	3,541,927
		24,055,634
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,781,040)		$41,842,774

PROLOAN PIPELINE - 3.7%
When-Issued Commitments		9,086,532
TOTAL PROLOAN PIPELINE
(Cost $9,278,647)		$9,086,532

SHORT TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
First American Prime Obligation Fund	1,137,596	1,137,596
TOTAL SHORT TERM INVESTMENTS
(Cost $1,137,596)		$1,137,596

Total Investments
(Cost $301,506,416) - 121.1%		$300,335,427
Liabilities in Excess of Other Assets - (21.1)%		(52,336,955)
TOTAL NET ASSETS - 100.0%		$247,998,472

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
December 31, 2006 - continued
Builders Fixed Income Fund, Inc.

Footnotes
Percentages are stated as a percent of net assets.

(a)	Callable by issuer.
(b)	Variable rate security. The rate listed is as of December 31, 2006.
(c)	Restricted security.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)
Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of December 31, 2006.

(f)	To be announced.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.
Sector Breakdown
December 31, 2006 (Unaudited)

Percentage of
Total Investments
Asset-Backed Securities	7.51%
Collateralized Mortgage Obligations	8.78%
Commercial Mortgage Backed Securities	12.09%
Convertible Bond	0.10%
Corporates	41.43%
Derivatives	-0.06%
Governments-Treasuries	17.26%
Mortgage-Backed Securities	27.73%
ProLoan Commitments	3.74%
ProLoan Liability	-0.02%
ProLoan Pipeline	-3.82%
Reverse Repurchase Agreements	-10.75%
Cash & Equivalent	-3.99%
Total	100.00%

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2006

ASSETS
Investments in securities, at value (cost $301,506,416)	$300,335,427
Cash	5,646,647
Receivables:
Fund shares sold	1,081,114
Interest	2,547,249
Investment securities sold	5,127,682
Paydowns	14,492
ProLoan extension fees	7,088
ProLoan origination fees	11,735
Swap premiums paid	9,708
Other assets	22,502
Total assets	314,803,644

LIABILITIES
Payables:
Investment securities purchased	24,165,965
Investment securities purchased - when issued	9,278,647
Reverse repurchase agreement, at value (cost $26,926,101) (Note 6)	26,617,125
Securities sold short, at fair value (proceeds $5,120,390) (Note 7)	5,069,531
Interest on securities sold short	162,467
Distribution to shareholders	1,148,417
ProLoan commitment fees	39,217
Due to manager (Note 3)	32,685
Due to distribution coordinator (Note 3)	6,512
Due to directors	785
Swap premium received	75,482
Unrealized depreciation on swaps (Note 8)	88,384
Accrued expenses	119,955
Total liabilities	66,805,172

NET ASSETS	$247,998,472

Net asset value, offering and redemption price per share
($247,998,472/17,271,368 shares outstanding, unlimited number of shares
authorized without par value)	$14.36

COMPONENTS OF NET ASSETS
Paid-in capital	$253,085,415
Accumulated net investment loss	(287,590)
Accumulated net realized loss on investments	(3,590,839)
Net unrealized depreciation on investments	(1,208,514)
Net assets	$247,998,472

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended December 31, 2006

INVESTMENT INCOME
Interest income	$14,036,522

Expenses:
Subadvisory fees	399,139
Management fees	362,853
Distribution fees	241,902
Fund accounting fees	148,683
Administration fees	100,951
Professional fees	62,533
Custody fees	60,104
Chief Compliance Officer fees (Note 3)	48,001
Insurance expense	30,091
Transfer agent fees	29,099
Miscellaneous	16,270
Director fees	8,698
Registration expense	1,070
Total operating expense before expense reimbursement and interest expense	1,509,394
Less: Expense reimbursement (Note 4)	(57,425)
Plus: Interest expense	1,348,902
Net expenses	2,800,871
Net investment income	11,235,651

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,381,443)
Net unrealized appreciation on investments	439,087
Net realized and unrealized loss on investments	(942,356)

Net decrease in net assets resulting from operations	$10,293,295

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS at December 31, 2006

	Year Ended December 31, 2006	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$11,235,651	$10,494,340
Net realized gain (loss) on investments	(1,381,443)	494,097
Net unrealized appreciation (depreciation) on investments	439,087	(5,054,597)
Net increase in net assets resulting from operations	10,293,295	5,933,840

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,712,678)	(10,379,604)
Tax return of capital	-	(297,544)
Total distributions to shareholders	(11,712,678)	(10,677,148)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	710,920	1,560,595
Net asset value of shares issued on reinvestment of distributions	10,993,450	9,993,733
Cost of shares redeemed	(3,598,313)	(2,252,680)
Net increase from capital share transactions	8,106,057	9,301,648

Total increase in net assets	6,686,674	4,558,340

NET ASSETS
Beginning of year	241,311,798	236,753,458
End of year (including undistributed net
investment loss of ($672,490) and ($240,114), respectively)	$247,998,472	$241,311,798

CHANGE IN SHARES
Shares sold	49,991	106,582
Shares issued on reinvestment of distributions	770,701	684,775
Shares redeemed	(250,734)	(154,316)
Net increase	569,958	637,041

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

For a share outstanding throughout each year.

	Year Ended December 31,
	2006		2005		2004	2003	2002

Net asset value, beginning of year	$14.45		$14.74		$14.80	$15.02	$14.48

Income from investment operations:
Net investment income	0.69		0.66		0.60	0.64	0.79
Net realized and unrealized gain (loss) on investments	(0.09)		(0.30)		(0.04)	(0.22)	0.54
Total from investment operations	0.60		0.36		0.56	0.42	1.33

Less distributions:
From net investment income	(0.69)		(0.63)		(0.62)	(0.64)	(0.79)
From realized gain	-		-		-	-	-
Tax return of capital distribution	-		(0.02)		-	-	-
Total distributions	(0.69)		(0.65)		(0.62)	(0.64)	(0.79)

Net asset value, end of year	$14.36		$14.45		$14.74	$14.80	$15.02

Total return	4.35%		2.51%		3.87%	2.88%	9.47%

Ratios/supplemental data:
Net assets at end of year (millions)	$248.0		$241.3		$236.8	$259.4	$240.9

Ratio of expenses to average net assets:
After fees waived/expenses recouped - including interest expense	1.16%	(1)	0.85%	(1)	--	--	--
Before fees waived/expenses recouped - including interest expense	1.18%	(1)	0.87%	(1)	0.61%	--	--
Before fees waived/expenses recouped - without interest expense	0.62%		0.62%		0.59%	0.58%	0.57%
After fees waived/expenses recouped - without interest expense	0.60%		0.60%		0.59%	0.58%	0.58%

Ratio of net investment income to average net assets:
After fees waived/expenses recouped	4.64%		4.40%		4.04%	4.32%	5.41%
Before fees waived/expenses recouped	4.62%		4.37%		4.04%	4.32%	5.42%

Portfolio turnover rate	164.94%		134.74%		138.45%	55.23%	85.82%

(1) Includes interest expenses of 0.56% and 0.25% of average net assets in 2006 and 2005, respectively.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006

NOTE 1 - ORGANIZATION

Builders Fixed Income Fund, Inc. (the “Corporation”) was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “non-diversified” series, the Builders Fixed Income Fund (the “Fund”). The authorized capital stock of the Fund consists of 17,271,368 shares of stock having no par value.

The Fund’s investment objective is to provide current income. It commenced operations on October 31, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

(a)	Investment Valuation

Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition shall be valued at amortized cost using the market value on the 61st day before maturity. Short term securities maturing in 60 days or less at acquisition date shall be valued at amortized cost. Short--term securities maturing in 60 days or less are valued at amortized cost.

ProLoan Mortgage Pipeline. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This “pipeline” of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as calculated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The fund accounting agent (“Fund Accountant”) of the Fund uses the following formula for determining the fair market value of the Fund’s ProLoan pipeline: The Fund Accountant calculates the weighted average coupon rate of mortgage commitments in the Fund’s pipeline, based on a pipeline summary provided by the Manager. The Fund Accountant next subtracts 0.625% from the average coupon rate, and rounds the rate down to the nearest half-percent. From this coupon rate, the Fund Accountant subtracts the spread between the one- and three-month forward prices for a 30-year FNMA with an identical coupon rate, and then subtracts an additional 0.125%.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

When-Issued and Forward Commitments. The Fund commits to acquire mortgage-backed securities originated through the ProLoan program on a "when-issued" basis. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, cash or liquid securities equal to the value of the when-issued or forward commitment securities will be segregated by the Fund’s custodian and will be marked to market daily. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

Fair Valued Securities. The Subadviser, on behalf of the Fund, enters into swap agreements with various counterparties and purchases newly-issued fixed income securities for which market quotations temporarily are unavailable from a pricing service. Swaps, newly issued bonds, restricted securities and any other securities for which market quotations are unavailable from an independent pricing service are valued at a fair price determined by the Subadviser in good faith according to valuation procedures adopted by the Board of Directors. The Subadviser determines a “fair value” by obtaining prices from two independent broker-dealer firms and averaging the two prices, which average price is deemed the price of that security (or the price provided by one firm, if only one firm is available to provide a price for a security). If prices from broker-dealer firms or secondary market sources are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on the terms and underlying characteristics of such securities. The Subadviser is permitted to provide prices in respect of a security for which market quotations are unavailable only until such time as an independent pricing service begins supplying a price for that security and, thereafter, the security is valued at the price supplied by the pricing service.

(b)	Federal Income and Excise Taxes

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

(c)	Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2006, the Builders Fixed Income Fund increased accumulated net realized loss on investments by $429,551, and decreased accumulated net investment loss by $429,551 due to certain permanent book and tax differences.

(d)	Security Transactions, Dividend and Interest Income and Expenses.

Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method.

(e)	Indemnification Obligations

Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

(f)	Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Other

Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Management Fee

The Fund has a Management Agreement with Capital Mortgage Management, Inc. (the “Manager”), to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund’s average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly. For the year ended December 31, 2006, the Manager was paid $362,853.

Subadviser Fee

The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC (the “Subadviser”). At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets. For the year ended December 31, 2006, the Subadviser was paid $399,139.

Officers and Directors

The officers and a director of the Fund are also officers and directors of the Manager, Distribution Coordinator or Administrator. Directors who are not “interested persons” of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings. An employee of Capital Mortgage Management, Inc. serves as the Fund’s Chief Compliance Officer (the “CCO”). The CCO receives no compensation from the Fund for his services, however, Capital Mortgage Management, Inc. was reimbursed $48,000 for the year ended December 31, 2006 for the services of the CCO.

Other Service Providers

U.S. Bank, N.A. serves as the Fund’s Custodian. U.S. Bancorp Fund Services, LLC serves the Fund’s Administrator. Unified Fund Services, Inc. serves as the Fund Accountant and Transfer Agent to the Fund. Unified Financial Securities, Inc. serves as the Fund’s Distributor.

NOTE 4 - DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the “Plan”). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund’s average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. For the year ended December 31, 2006, the Manager, in its capacity as Distribution Coordinator, was paid $241,902. The Distribution Coordinator has agreed to limit certain of the Fund’s total operating expenses to 0.60% per annum of the Fund’s average daily net assets through December 31, 2007. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the 0.60% expense limitation.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

As of December 31, 2006, the cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund is $115,473. The Distribution Coordinator may recapture a portion of this amount no later than the dates stated below:

December 31,
2008	2009
$58,048	$57,425

Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Effective September 1, 2002, the Distribution Coordinator has entered into an agreement with Principal Life Insurance Company (the “Service Provider”) in which the Service Provider, either directly or indirectly through an affiliate, desires to provide certain distribution and shareholder services to plan sponsors and certain participants in qualified pension or retirement plans in connection with their investment in the Fund. The Service Provider is an affiliate of the Subadviser. At the direction of the Distribution Coordinator, the Fund’s Administrator will pay the Service Provider a monthly fee equal to the average aggregate amount invested in each month in the Fund by plans whose plan participants receive services provided by the Service Provider at an annual rate of 0.10%.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the year ended December 31, 2006, were as follows:

Purchases	$ 507,320,099
Sales	$ 455,036,726

The Fund purchased $27,107,724 and sold $26,907,209 in U.S. Government securities during the year ended December 31, 2006.

NOTE 6 - REVERSE REPURCHASE AGREEMENTS

During the year ended December 31, 2006, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund’s overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

The difference between the selling price and the repurchase price is accounted for as interest expense. At December 31, 2006, outstanding reverse repurchase agreements for the Fund, which were collateralized by U.S. Treasury securities, were as follows:

Collateral Issuer	Counterparty	Interest Rate	Maturity Date	Amount of Reverse Repurchase Agreements	Amount Due at Maturity
UST	Merrill Lynch	5.17%	01/22/07	$3,091,938	$3,131,901
UST	Merrill Lynch	5.15%	01/24/07	2,311,500	2,341,261
UST	Merrill Lynch	5.23%	01/29/07	1,054,625	1,068,414
UST	Merrill Lynch	5.24%	02/14/07	2,137,500	2,165,190
UST	Merrill Lynch	5.18%	01/18/07	1,101,375	1,110,884
UST	Merrill Lynch	5.23%	02/20/07	5,073,437	5,141,247
UST	Merrill Lynch	5.20%	02/26/07	4,421,250	4,478,726
UST	Merrill Lynch	5.21%	02/02/07	2,530,500	2,551,741
UST	Merrill Lynch	5.21%	02/02/07	2,773,125	2,796,402
UST	Merrill Lynch	5.22%	02/09/07	2,121,875	2,140,335
				$26,617,125	$26,926,101

NOTE 7 - SHORT SALES

The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited.

The short sale holdings at December 31, 2006 were as follows:

Principal Amount	Security	Value	Net Unrealized Appreciation
$5,250,000	FNMA TBA, 5.00%, 01/15/37	$5,069,531	$50,859

NOTE 8 - SWAP AGREEMENTS

In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. At December 31, 2006, the Fund had the following open swap agreements:

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

Counterparty	Notional Amount	Coupon	Maturity Date	Value	Unrealized Depreciation
Deutsche Bank AG	$2,500,000	Fixed Rate 3.250%	12/20/11	($2,562,510)	($16,410)
UBS-AG	3,276,546	1 Month USD-LIBOR -40 bps	03/18/07	2,997,706	(63,713)
UBS-AG	932,298	1 Month USD-LIBOR -43 bps	02/12/07	927,035	(6,898)
Wachovia Bank, N.A.	2,400,000	1 Month USD-LIBOR -10 bps	04/28/07	2,382,687	(1,363)
					(88,384)

NOTE 9 - RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. On December 31, 2006, the Fund held restricted securities representing 9.2% of net assets. The restricted securities held as of December 31, 2006 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
ABX Financing Co. 5.750%, 10/15/2016	10/4/2006	$269,268	$270,000	$269,000
6.350%, 10/15/2036	10/4/2006	208,551	210,000	209,668
Angiotech Pharmaceuticals, Inc. 9.103%, 12/01/2013	11/30/2006	225,000	225,000	228,938
AVIS Budget Car Rental LLC 7.750%, 05/15/2016	7/31/2006	98,000	100,000	96,750
AXA SA 6.379%, 12/14/2049	12/7/2006	110,000	110,000	108,969
6.463%, 12/14/2049	12/7/2006	110,000	110,000	108,831
Bae Systems Holdings, Inc. 6.400%, 12/15/2011	3/17/2006	375,221	360,000	372,673
5.200%, 08/15/2015	8/3/2006	340,170	365,000	348,269
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	10/11/2006	159,622	160,000	161,007
Banc of America Commercial Mortgage, Inc. 0.072%, 07/10/2043	6/29/2005	403,767	33,290,056	420,720
Barclays Bank PLC 5.926%, 12/15/2049	9/21/2006	415,000	415,000	421,009
Bear Stearns Commercial Mortgage Securities 0.530%, 05/11/2039	3/16/2004	92,628	2,625,423	51,324
Block Communications, Inc. 8.250%, 12/15/2015	12/13/2005	99,169	100,000	100,250
BOI Cap Funding No 2 LP 5.571%, 02/01/2049	1/20/2006	230,000	230,000	225,015

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Bombardier, Inc. 6.750%, 05/01/2012	5/26/2006	$143,250	$150,000	$147,750
8.000%, 11/15/2014	11/10/2006	100,000	100,000	103,000
Canadian Oil Sands Ltd. 4.800%, 08/10/2009	8/3/2004	499,560	500,000	490,830
Carss Finance LP 5.630%, 01/15/2011	3/15/2006	91,000	90,971	91,069
Charter Communications Operating LLC 8.375%, 04/30/2014	1/20/2005	205,000	200,000	209,750
Choctaw Resort Development Enterprise 7.250%, 11/15/2019	10/26/2004	98,500	98,500	98,992
7.250%, 11/15/2019	11/10/2006	97,453	98,500	98,993
Citadel Finance Ltd. 6.250%, 12/15/2011	12/7/2006	323,720	325,000	320,651
Commonwealth Bank of Australia 6.024%, 03/15/2016	3/7/2006	240,000	240,000	243,238
Complete Production Services, Inc. 8.000%, 12/15/2016	11/29/2006	110,000	110,000	113,300
Corp Nacional del Cobre de Chile - CODELCO 6.150%, 10/24/2036	10/19/2006	168,803	170,000	174,821
COX Communications, Inc. 6.450%, 12/01/2036	11/28/2006	149,586	150,000	148,128
Credit Suisse Mortgage Capital Certificates 0.591%, 09/15/2039	9/21/2006	320,060	9,760,000	313,442
CS First Boston Mortgage Securities Corp. 5.630%, 11/15/2020	2/10/2006	368,787	368,312	368,748
1.383%, 03/15/2036	2/23/2005	150,034	2,870,059	76,628
0.460%, 05/15/2036	6/2/2004	105,590	4,025,610	53,734
0.613%, 07/15/2036	8/11/2004	156,750	4,219,196	92,548
0.164%, 11/15/2037	12/16/2004	133,283	6,479,815	139,089
DLJ Mortgage Acceptance Corp. 6.990%, 10/15/2030	3/11/2004	607,944	545,000	549,629
Dobson Cellular Systems, Inc. 8.375%, 11/01/2011	5/11/2006	131,250	125,000	132,344
Elan Finance PLC/Elan Finance Corp. 8.875%, 12/01/2013	11/17/2006	110,000	110,000	110,550
9.496%, 12/01/2013	11/17/2006	200,000	200,000	199,500
Entergy Gulf States, Inc. 6.100%, 12/08/2008	11/30/2005	255,000	255,000	255,679
Erac USA Finance Co. 5.626%, 04/30/2009	7/17/2006	475,451	475,000	476,229
Freescale Semiconductor, Inc. 9.125%, 12/15/2014	11/16/2006	150,000	150,000	149,813
GE Capital Commercial Mortgage Corp. 0.599%, 03/10/2040	4/8/2004	202,363	5,575,217	112,530
Georgia-Pacific Corp. 7.000%, 01/15/2015	12/13/2006	100,000	100,000	100,250

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Glitnir Banki HF 5.534%, 10/15/2008	3/2/2006	$224,300	$225,000	$224,636
GMAC Commercial Mortgage Securities, Inc. 0.829%, 03/10/2038	4/7/2004	202,211	4,066,233	113,684
Goodyear Tire & Rubber Co. 8.625%, 12/01/2011	11/16/2006	150,000	150,000	155,625
Great America Leasing Receivables 5.390%, 09/15/2011	12/5/2006	159,958	160,000	160,499
Greenwich Capital Commercial Funding Co. 0.323%, 06/10/2036	4/29/2004	198,934	28,659,106	339,381
HCA, Inc. 9.250%, 11/15/2016	11/9/2006	225,000	225,000	241,594
Hexion US Finance Corp. 9.750%, 11/15/2014	10/27/2006	100,000	100,000	101,875
Idearc, Inc. 8.000%, 11/15/2016	11/1/2006	175,000	175,000	178,500
Impress Holdings BV 8.490%, 09/15/2013	11/14/2006	101,500	100,000	100,750
iStar Financial, Inc. 5.700%, 09/15/2009	9/13/2006	250,000	250,000	250,334
5.950%, 10/15/2013	9/13/2006	199,510	200,000	201,285
Joy Global, Inc. 6.000%, 11/15/2016	11/7/2006	124,081	125,000	124,482
JP Morgan Chase Commercial Mortgage Securities Corp. 0.516%, 10/12/2035	6/8/2006	118,658	3,010,645	112,288
1.119%, 01/12/2039	3/25/2004	245,736	3,994,378	138,062
0.203%, 01/15/2042	12/16/2004	116,110	6,735,404	125,555
Knowledge Learning Corp., Inc. 7.750%, 02/01/2015	1/28/2005	100,000	150,000	144,375
Korea East-West Power Co., Ltd. 4.875%, 04/21/2011	4/14/2004	103,873	105,000	103,006
KT Corp. 4.875%, 07/15/2015	7/11/2005	137,320	140,000	133,848
LB-UBS Commercial Mortgage Trust 0.260%, 03/15/2036	3/23/2004	80,026	2,818,193	81,485
1.148%, 03/15/2036	3/23/2004	147,248	2,503,545	78,476
7.092%, 06/15/2036	3/23/2006	1,066,992	1,000,000	1,071,753
0.687%, 08/15/2036	8/10/2004	128,250	3,290,410	72,126
0.133%, 07/15/2040	6/21/2005	350,062	15,493,555	343,911
Liberty Mutual Group, Inc. 7.500%, 08/15/2036	8/10/2006	107,867	110,000	120,725
Lloyds TSB Group PLC 6.267%, 11/14/2049	11/6/2006	430,000	430,000	430,766
MBIA Global Funding LLC 5.350%, 02/20/2007	7/28/2005	599,880	600,000	599,989
Metropolitan Life Global Funding I 5.511%, 03/17/2009	3/10/2004	750,000	750,000	751,347

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Mizuho JGB Investment LLC 9.870%, 12/31/2049	12/14/2006	$159,633	$150,000	$159,012
Morgan Stanley Capital I 1.010%, 01/13/2041	3/25/2004	142,675	2,289,372	83,230
0.000%, 12/15/2043	12/14/2006	71,429	5,230,000	71,095
Mosaic Co. 7.375%, 12/01/2014	11/16/2006	225,000	225,000	232,031
NewMarket Corp. 7.125%, 12/15/2016	12/7/2006	100,000	100,000	100,500
Nissan Motor Acceptance Corp. 4.625%, 03/08/2010	3/1/2005	284,535	285,000	277,235
NXP BV/NXP Funding LLC 8.124%, 10/15/2013	10/5/2006	100,000	100,000	102,000
Oakmont Asset Trust 4.514%, 12/22/2008	10/13/2006	190,837	195,000	190,439
Owens Corning, Inc. 6.500%, 12/01/2016	10/26/2006	74,801	75,000	76,326
7.000%, 12/01/2036	10/26/2006	107,825	110,000	111,427
Phibro Animal Health Corp. 10.000%, 08/01/2013	7/27/2006	100,000	100,000	104,250
Plains All American Pipeline LP/PAA Finance Corp. 6.700%, 05/15/2036	5/9/2006	234,575	235,000	242,514
Plastipak Holdings, Inc. 8.500%, 12/15/2015	12/2/2005	100,000	100,000	104,500
Providian Master Note Trust 5.100%, 11/15/2012	11/15/2005	599,496	600,000	597,537
Rabobank Capital Funding Trust 5.254%, 10/29/2049	8/4/2006	282,297	300,000	289,791
Rainbow National Services LLC 10.375%, 09/01/2014	4/27/2006	168,750	150,000	167,438
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375%, 12/15/2013	12/7/2006	250,000	250,000	251,875
Reynolds American, Inc. 7.250%, 06/01/2013	5/18/2006	198,554	200,000	208,899
SABMiller PLC 6.500%, 07/01/2016	7/26/2006	127,778	375,000	391,865
SMFG Preferred Capital USD 1 Ltd. 6.078%, 01/25/2049	12/13/2006	325,000	325,000	322,663
Stewart & Stevenson LLC/Stewart & Stevenson Corp. 10.000%, 07/15/2014	6/29/2006	125,000	125,000	131,875
Stone Energy Corp. 8.124%, 07/15/2010	6/23/2006	124,688	125,000	124,375
Stripes Acquisition LLC/Susser Finance Corp. 10.625%, 12/15/2013	10/11/2006	114,523	106,000	115,540

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Swiss Re Capital I LP 6.854%, 05/25/2049	10/16/2006	$257,588	$250,000	$262,729
Tenaska Oklahoma 6.528%, 12/30/2014	11/19/2004	132,163	132,163	129,865
Tenaska Virginia Partners LP 6.119%, 03/30/2024	4/29/2004	180,853	180,853	182,179
Turning Stone Resort Casino Enterprise 9.125%, 12/15/2010	7/18/2006	152,438	150,000	154,500
USG Corp. 6.300%, 11/15/2016	11/14/2006	224,836	225,000	223,434
VTB Capital SA for Vneshtorgbank 6.115%, 09/21/2007	12/14/2005	225,000	225,000	225,388
Wachovia Bank Commercial Mortgage Trust 0.195%, 11/15/2035	11/22/2005	142,467	11,511,355	137,273
0.442%, 10/15/2041	1/20/2005	379,994	14,738,686	254,242
0.272%, 03/15/2042	3/18/2005	400,556	23,110,126	285,503
Washington Mutual Asset Securities Corp. 3.830%, 01/25/2035	2/3/2006	442,558	456,822	441,331
WCA Waste Corp. 9.250%, 06/15/2014	6/28/2006	125,000	125,000	130,938
Woori Bank 6.125%, 05/03/2016	4/27/2006	239,736	240,000	245,315
Xstrata Finance Canada Ltd. 5.500%, 11/16/2011	11/8/2006	249,968	250,000	250,203
5.800%, 11/15/2016	11/8/2006	199,506	200,000	199,790
Xstrata Finance Dubai Ltd. 5.724%, 11/13/2009	11/8/2006	250,000	250,000	250,228

NOTE 10 - INCOME TAX INFORMATION

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Amounts
Cost of investments for tax purposes	$301,397,202
Gross tax unrealized appreciation	2,350,087
Gross tax unrealized depreciation	(3,449,387)
Net tax unrealized depreciation on investments	(1,099,300)
Undistributed ordinary income	746,310
Capital loss carryforward	(3,540,512)
EOY Dividend Payable	(1,148,417)
Post-October loss	(45,024)

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

The tax composition of dividends (other than return of capital dividends) were as follows:

	Year Ended December 31, 2006	Year Ended December 31, 2005
Ordinary income (total)	$11,712,678	$9,870,770
Net, long-term capital gains (total)	$0	$0

At December 31, 2006, the Fund had a net capital loss carryforward of $3,540,512 of which $1,502,077 expires in 2010 and $2,038,435 expires in 2014. At December 31, 2006, the Fund had deferred losses occurring subsequent to October 31, 2006 of $45,024. For tax purposes, this loss will be reflected in ordinary income in the year ending December 31, 2007.

NOTE 11 - RECENT ACCOUNTING PRONOUNCEMENTS

In December, 2005, the Financial Accounting Standards Board (“FASB”) released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements has not yet been determined.

In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

NOTE 12 - SUBSEQUENT EVENTS

At an in-person meeting of the Board of Directors held on February 15, 2007, the Board conditionally approved the engagement of Richmond Capital Management, an independent investment adviser, to serve as sub-adviser to the Fund. This engagement is subject to additional due diligence by the Board of Directors, including negotiating an appropriate fee schedule with breakpoints, and obtaining shareholder approval prior to commencement of the engagement. The Directors noted that Richmond Capital currently manages over $4.9 billion and focuses solely on fixed income securities, and the proposed new portfolio manager for the Fund has extensive experience in the mortgage business including his experience as a discretionary portfolio manager of the $3 billion AFL-CIO Housing Investment Trust, which operates a program similar to the Fund’s ProLoan program.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Continued)

The Fund received notice on December 20, 2006 that its current sub-adviser, Principal Global Investors, LLC, intends to resign as sub-adviser to the Fund effective June 30, 2007. Principal stated that it can no longer justify the resource commitment needed to develop and maintain resource support for the Fund’s ProLoan program. Principal has agreed to assist in the smooth and professional transition of its subadvisory services to its successor.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Builders Fixed Income, Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Builders Fixed Income Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2006, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Builders Fixed Income Fund, Inc. as of December 31, 2006, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

UHY LLP
St. Louis, Missouri

March 1, 2007

BUILDERS FIXED INCOME FUND, INC.

DIRECTOR AND OFFICER INFORMATION

The Board of Directors provides broad supervision over the Fund’s affairs. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the agreements with the Manager, Subadviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The Statement of Additional Information includes more information about the Fund’s Directors and is available, without charge, by calling 1-877-923-5626.

The Directors and Officers of the Fund, their business addresses and principal occupations during the past five years are:

Independent Directors

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Terry Nelson 1401 Hampton Avenue St. Louis, MO 63139 (Born 1940)	Independent Director Director	Life Term; Since June 2006 1997 to June 2006	Executive Secretary and Treasurer, Carpenters’ District Council of Greater St. Louis (Aug. 1993-present); Managing Trustee, Carpenters’ District Council of Greater St. Louis pension fund, health and welfare fund and vacation fund (Aug. 1993-present); Business Representative, Carpenters’ District Council of Greater St. Louis (1981-Aug. 1993).	1	United Way since 1993
Joseph A. Montanaro 3221 McKelvey Road, Suite 105 Bridgeton, MO 63044 (Born 1938)	Independent Director	Life Term; Since 1997	Executive Director, Directed Account Plan (formerly TWA Pilots DAP 401(k)), (July 1993 - present) and Chairman of Investment Committee (Oct. 1991 - July 1993); Co-Trustee, TWA Flight Engineers Trust Plan (1976 - Oct. 1991).	1	None
Dennis F. Penkalski W 275 S8840 Hidden Lake Dr. Mukwonago, WI 53149 (Born 1942)	Independent Director	Life Term; Since 2001	Retired (August 2001-present); Former Executive Secretary, Treasurer (1995-2001) Milwaukee & Southern Wisconsin Regional Council of Carpenters.	1	None
Bobby J. Yeggy 6910 N. Main Street, Unit 9 Granger, IN 46530 (Born 1947)	Independent Director	Life Term; Since 2003	Vice-President, Midwestern District United Brotherhood of Carpenters 2001-present; Director of Organizing Resources, United Brotherhood of Carpenters 1996-2001; and Secretary/Treasurer, Northeast Indiana District Council of Carpenters 1991-1996.	1	Midwestern District General Executive Board, United Brotherhood of Carpenters
John M. Jarger 12 East Erie Street Chicago, IL 60611 (Born 1961)	Independent Director	Life Term; Since 2006	Special Representative/Employer Relations, Chicago Regional Council of Carpenters (Jan. 2005-present); Dues Check-off Manager, Chicago Regional Council of Carpenters (Jan. 2004 - Jan 2005); Assistant Administrator, Chicago District Council of Carpenters Welfare & Pension Funds (2001- Dec. 2003).	1	None

BUILDERS FIXED INCOME FUND, INC.

DIRECTOR AND OFFICER INFORMATION - (Continued)

Interested Directors & Officers

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Stewart* 218 Henry Road Manchester, MO 63011 (Born 1958)	Chairman, President, Treasurer and Secretary	Life Term; Since 1997	President, Capital Mortgage Management, Inc. (July 1997-Present); Controller/System Administrator, Carpenters’ District Council of Greater St. Louis (August 1988-July 1997).	1	None
Michael Stewart* 218 Henry Road Manchester, MO 63011 (Born 1960)	Chief Compliance Officer and AML Compliance Officer	Life Term; Since 2004	VP of Operations, Chief Compliance Officer, Capital Mortgage Management Inc. (February of 2002-Present) Director of Marketing and Operations, Centerline BTI (Feb. 1998-Jan. 2002) Assistant Store Manager, J.C. Penney Co. (May 1980-Jan.1998).	1	None
* Mr. John Stewart is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, due to his position as President of the Fund’s Manager. Mr. Michael Stewart is an "interested person" of the Fund by nature of his employment with the Manager.

Information regarding the aggregate remuneration paid by the Fund to the directors, officers and their affiliated persons is included in the Statement of Operations, and in Note 3 to the Financial Statements. The Fund’s Statement of Additional Information also includes additional information about the Fund’s directors, and is available to any shareholder of the Fund without charge, upon request, by calling 1-877-923-5626.

BUILDERS FIXED INCOME FUND, INC.
General Information

Investment Objectives of the Fund

Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) and secured by ProLoan mortgages on residential homes that are built by union labor (“ProLoan mortgage-backed securities”). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if Principal Global Investors, LLC (the “Subadviser”) determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund’s performance. The average credit rating of the Fund’s entire portfolio is at least A- or A3 as rated by S&P or Moody’s, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase at least A- or A3 as ranked by S&P or Moody’s, respectively, or, if unrated, determined to be of comparable quality by the Subadviser. As of December 31, 2006, the Fund’s average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index, which currently is 4.79 years with the current range being 3.35 and 6.23 years.

The Fund invests in different types of fixed income, variable and floating rate securities, including corporate bonds, zero coupon bonds and debentures, high yield bonds, preferred securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), foreign government securities, money market instruments and derivatives. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations (“CMOs”) and asset-backed securities.

ProLoan Program

The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. The Fund’s manager, Capital Mortgage Management, Inc. (the “Manager”) coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower’s home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to “float down” to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, and Southern Illinois metropolitan areas.

Proxy Voting Procedures

The Subadviser votes proxies relating to portfolio securities, if any, in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Actual records of how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30, 2006 has been filed with the SEC on Form N-PX. The proxy voting record is available for shareholders, free of charge, by calling the Fund, as described above, or from the SEC’s web site.

BUILDERS FIXED INCOME FUND, INC.
General Information

Quarterly Form N-Q Portfolio Schedule and N-CSR

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates and on Form N-CSR at the end of the second and forth quarters within 75 days of the end of the quarter to which it relates. The Fund’s Form N-Q and Form N-CSR are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090. This information is also available to any shareholder of the Fund, free of charge, by calling 1-877-923-5626.

Change in Independent Registered Public Accounting Firm

On November 8, 2006, the Audit Committee of the Fund’s Board of Directors and the Board accepted the resignation of Deloitte & Touch LLP as auditor for the Fund.

The reports of Deloitte & Touch LLP on the Fund’s financial statements for the past two years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, during the Fund’s two most recent fiscal years and through November 8, 2006, there were no disagreements with Deloitte & Touch LLP on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touch LLP, would have caused them to make a reference thereto with their reports on the Fund’s financial statements for such years.

On November 8, 2006, the Audit Committee recommended, and the Board approved, the appointment of UHY LLP, as independent registered public accounting firm, to audit the Fund’s 2006 financial statements, subject to completion of the terms of its engagement.

Management and Subadviser Contract Renewals

At an in-person meeting of the Fund’s Board of Directors held on August 10, 2006, the Directors reviewed certain financial and other information requested by the Board and provided by Capital Mortgage Management, Inc. (“CMM”) in respect of the Board’s consideration of the proposed renewal of the Management Agreement between the Fund and CMM.

At the meeting, the Directors noted that CMM’s President, Mr. John Stewart, has extensive mortgage and ProLoan experience. The Directors then considered the nature and the quality of the management services provided by CMM and by Principal Global Investors, LLC, the Fund’s Subadviser, including CMM’s supervision of the Fund’s portfolio and the overall performance achieved by the Subadviser, which performance has improved substantially. The Directors also noted that the Fund’s total management and subadvisory fees, 12b-1 expenses and total operating expenses each falls below the respective median expenses of the Fund’s peer group. The Directors also considered the range of non-advisory services provided to the Fund by the Manager, including the provision of personnel to serve as Chief Financial Officer and Chief Compliance Officer of the Fund and the oversight of the Fund’s third-party service providers.

BUILDERS FIXED INCOME FUND, INC.
General Information

The Board also discussed CMM’s commitment as Distribution Coordinator to the Fund, pursuant to which CMM receives a fee from the Fund for coordinating the marketing and distribution of Fund shares. The Directors noted that CMM has agreed to waive a portion of this fee in order to cap certain expenses of the Fund at 0.60% of the Fund’s average daily net assets for an additional year through December 31, 2007. The Directors took note that the Fund’s total expense ratio is higher than 0.60% due to the interest expenses for reverse repurchase agreements, which interest expenses are not included in the expense cap. At the Board’s request, the Subadviser’s portfolio manager explained the value of reverse repurchase agreements to the Fund which he explained resulted in a net return to the Fund after interest expenses.

The Directors, including the Directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “Independent Directors”) deemed the Fund’s performance achieved by the Subadviser, as well as the overall quality of the services provided by CMM in supervising the Subadviser’s portfolio activities, to be satisfactory. They noted that the Fund’s investment performance was comparable to the performance achieved by funds of comparable asset classification, asset size and investment objectives. The Independent Directors similarly concluded that the fees paid to the Manager and the Subadviser are reasonable, in light of the overall expenses of the Fund and the costs incurred by the Manager and Subadviser in providing such services. The Directors noted that they were satisfied with the job that CMM has done in managing the services of the Proloan program during the past year and noted Mr. John Stewart’s extensive experience in the mortgage industry and the value he brings to the Fund. They noted that neither the Manager nor the Subadviser engages in soft dollar arrangements pursuant to which Fund brokerage transactions are directed to brokers who provide brokerage or research services for their benefit. Finally, the Independent Directors noted that the Management Agreement contains a fee “breakpoint” that would provide for a lower management fee and, thus, additional economies of scale when Fund assets reach $300 million in average net assets. As a result, the Directors, including the Independent Directors voting separately, unanimously approved the continuation of the Management Agreement as being in the best interests of shareholders.

The Directors separately considered the proposed renewal of the Subadvisory Agreement between CMM and Principal. The Directors noted that the Fund’s combined management and subadvisory expenses fell below its peer group’s median expenses. Additionally, the Directors reviewed Principal’s audited financial statements and other materials supplied in response to the Board’s request for information and were satisfied with the responses that were submitted. The Directors specifically noted the scope and breadth of Principal’s fixed income department, including over 120 portfolio managers, analysts and trading professionals, who focused exclusively on fixed income investments. The Board noted that the Subadviser has taken steps to improve the Fund’s performance, by changing its investment strategy from “core” to “core plus”. Additionally, they noted that the subadvisory fee charged to the Fund by the Subadviser is lower than the amount that the Subadviser charges its other managed accounts.

Based on the factors described above, the Directors, including the Independent Directors, voting separately, unanimously determined to approve the continuation of the Subadvisory Agreement for an additional one-year as being in the best interests of the Fund and its shareholders.

BUILDERS FIXED INCOME FUND, INC.
General Information

Special Meeting of Shareholders

A special meeting of shareholders of the Fund was held at the Carpenters’ District Council of Greater St. Louis on June 22, 2006. Each matter voted upon at the meeting is set forth below.

(a)	Election of Directors

The shareholders of the Fund elected the following six directors on May 12, 2006:

	Share	Share
	Voted	Voted
	“For”	“Against”	Abstained
Joseph A. Montanaro	12,195,537	--	--
Dennis F. Penkalski	12,195,537	--	--
John M. Jarger	12,195,537	--	--
Bobby J. Yeggy	12,195,537	--	--
Terry Nelson	12,195,537	--	--
John W. Stewart	12,195,537	--	--

(b)	Ratification of Deloitte & Touche LLP

The shareholders of the Fund ratified the selection of Deloitte & Touche LLP as independent public accountants for the Fund for its fiscal year ending December 31, 2006 with 12,195,537 shares voted “For”, 0 shares voted “Against” and 0 Abstained.

Manager
CAPITAL MORTGAGE MANAGEMENT, INC.
218 Henry Road
Manchester, Missouri 63011

Subadviser
PRINCIPAL GLOBAL INVESTORS, LLC
801 Grand Avenue
Des Moines, Iowa 50392

Distributor
UNIFIED FINANCIAL SECURITIES, INC.
431 N. Pennsylvania Street
Indianapolis, IN 46206-1806

Custodian
U.S. BANK, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, IN 46206-6110
(877) 923-5626

Legal Counsel
THOMPSON COBURN LLP
One U.S. Bank Plaza
St. Louis, MO 63101

Independent Registered Public Accounting Firm
UHY LLP
15 Sunnen Drive
St. Louis, MO 63143

This report is intended for the shareholders of the Builders Fixed Income Fund, Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-923-5626.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Penkalski and John Jarger are the audit committee financial experts and are considered to be independent.

Item 4. Principal Accountant Fees and Services.

Builders Fixed Income Fund, Inc. (the “Fund”) has engaged UHY LLP1 (“UHY”) and Deloitte & Touche LLP (“Deloitte”) as its independent registered public accounting firm to perform audit services and tax services during the fiscal years of 2006 and 2005, respectively. “Audit services” refer to performing an audit of the Fund’s annual financial statements or services that normally are provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by UHY and Deloitte for tax compliance, tax advice, and tax planning. The following table details the aggregate fees expected to be billed by UHY for the fiscal year ended December 31, 2006 and billed by Deloitte for the fiscal year ended December 31, 2005 for audit fees, audit-related fees, tax fees and other fees.

	FYE 12/31/2006	FYE 12/31/2005
Audit Fees	$19,750	$21,200
Tax Fees[2]	$5,000	$6,900
	$24,750	$28,100

1 UHY LLP has a continuing arrangement with UHY Advisors, Inc. (Advisors) whereby it leases professional personnel who are full time permanent employees of Advisors. The Advisors organization provides non-audit services. As a result of UHY LLP’s arrangement with Advisors, UHY LLP has no full time permanent employees. Therefore, all audit services performed for the Corporation by UHY LLP for 2006 were provided by permanent, full time employees of Advisors that were leased to UHY LLP. UHY LLP manages and supervises the audit engagement and the audit personnel, and is exclusively responsible for the firm’s report rendered in connection with its audit of the financial statements.

2 Tax services are considered to be non-audit services.

The audit committee of the board of directors of the Fund (the “Committee”) has adopted policies and procedures that require it to pre-approve all audit and non-audit services provided to the Fund, including services provided to the Fund’s manager, Capital Mortgage Management, Inc. (“CMM”). All of the fees set forth in the table above were pre-approved by the Committee. UHY and Deloitte have advised the Committee that all hours spent on auditing the Fund’s financial statements were attributed to work performed by full-time permanent employees of UHY and Deloitte.

The following table indicates the non-audit fees billed by UHY and Deloitte to Registrant and Registrant’s Investment Adviser for the last two years. The Committee considered whether the provision of such non-audit services to CMM was compatible with maintaining the UHY and Deloitte’s independence, and concluded that the provision of such non-audit services by UHY and Deloitte have not compromised its independence.

Non-Audit Related Fees	FYE 12/31/2006	FYE 12/31/2005
Registrant	$5,000	$6,900
Registrant’s Investment Adviser	$4,000	$3,870

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title) /s/ John W. Stewart
John W. Stewart, President

Date 3/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date 3/12/2007